Shareholder Report	12 Months Ended
	Jul. 31, 2026 USD ($) Holding	Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000013133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class A
Trading Symbol	ETAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to Index-relative returns during the period

↑ An overweight allocation to and security selections in bonds with 4% coupon rates also helped performance

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to Index-relative returns

↓ In contrast, an allocation to variable-rate demand notes, typically considered defensive investments, weighed on performance

↓ An allocation to taxable municipal bonds detracted from Index-relative returns during the period

↓ An underweight exposure to the transportation sector hurt relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,738	$10,013	$9,997
9/16	$9,703	$9,964	$9,952
10/16	$9,619	$9,859	$9,866
11/16	$9,286	$9,491	$9,535
12/16	$9,389	$9,603	$9,638
1/17	$9,413	$9,666	$9,699
2/17	$9,458	$9,733	$9,775
3/17	$9,483	$9,754	$9,791
4/17	$9,548	$9,825	$9,872
5/17	$9,692	$9,981	$10,019
6/17	$9,655	$9,945	$9,976
7/17	$9,709	$10,026	$10,045
8/17	$9,772	$10,102	$10,113
9/17	$9,755	$10,051	$10,052
10/17	$9,748	$10,075	$10,079
11/17	$9,721	$10,021	$10,012
12/17	$9,847	$10,126	$10,121
1/18	$9,727	$10,007	$10,000
2/18	$9,680	$9,977	$9,967
3/18	$9,724	$10,014	$10,008
4/18	$9,696	$9,978	$9,972
5/18	$9,817	$10,092	$10,077
6/18	$9,834	$10,101	$10,092
7/18	$9,858	$10,125	$10,108
8/18	$9,860	$10,151	$10,130
9/18	$9,810	$10,086	$10,066
10/18	$9,749	$10,023	$10,012
11/18	$9,835	$10,134	$10,119
12/18	$9,932	$10,256	$10,232
1/19	$10,007	$10,333	$10,310
2/19	$10,062	$10,389	$10,361
3/19	$10,191	$10,553	$10,518
4/19	$10,235	$10,592	$10,556
5/19	$10,342	$10,738	$10,687
6/19	$10,375	$10,778	$10,724
7/19	$10,461	$10,865	$10,814
8/19	$10,601	$11,036	$10,975
9/19	$10,526	$10,948	$10,870
10/19	$10,526	$10,968	$10,900
11/19	$10,538	$10,995	$10,924
12/19	$10,562	$11,029	$10,956
1/20	$10,738	$11,227	$11,151
2/20	$10,882	$11,371	$11,299
3/20	$10,525	$10,959	$10,849
4/20	$10,386	$10,821	$10,801
5/20	$10,716	$11,166	$11,135
6/20	$10,763	$11,258	$11,205
7/20	$10,919	$11,447	$11,363
8/20	$10,866	$11,393	$11,314
9/20	$10,869	$11,396	$11,318
10/20	$10,836	$11,362	$11,284
11/20	$10,992	$11,533	$11,452
12/20	$11,058	$11,603	$11,510
1/21	$11,098	$11,677	$11,561
2/21	$10,906	$11,492	$11,396
3/21	$10,958	$11,563	$11,464
4/21	$11,044	$11,660	$11,547
5/21	$11,095	$11,694	$11,575
6/21	$11,113	$11,727	$11,593
7/21	$11,186	$11,824	$11,690
8/21	$11,158	$11,780	$11,660
9/21	$11,063	$11,695	$11,575
10/21	$11,047	$11,661	$11,548
11/21	$11,123	$11,760	$11,638
12/21	$11,131	$11,779	$11,652
1/22	$10,865	$11,457	$11,344
2/22	$10,817	$11,416	$11,313
3/22	$10,528	$11,046	$10,953
4/22	$10,286	$10,740	$10,637
5/22	$10,362	$10,900	$10,787
6/22	$10,246	$10,721	$10,622
7/22	$10,449	$11,005	$10,887
8/22	$10,249	$10,763	$10,666
9/22	$9,925	$10,350	$10,251
10/22	$9,865	$10,264	$10,164
11/22	$10,234	$10,744	$10,607
12/22	$10,245	$10,775	$10,656
1/23	$10,500	$11,085	$10,934
2/23	$10,268	$10,834	$10,694
3/23	$10,467	$11,074	$10,923
4/23	$10,456	$11,049	$10,888
5/23	$10,376	$10,953	$10,798
6/23	$10,460	$11,063	$10,873
7/23	$10,473	$11,107	$10,932
8/23	$10,369	$10,947	$10,784
9/23	$10,111	$10,626	$10,492
10/23	$9,960	$10,536	$10,417
11/23	$10,595	$11,204	$11,034
12/23	$10,848	$11,465	$11,300
1/24	$10,827	$11,406	$11,231
2/24	$10,843	$11,421	$11,255
3/24	$10,834	$11,421	$11,244
4/24	$10,730	$11,279	$11,122
5/24	$10,746	$11,246	$11,107
6/24	$10,921	$11,418	$11,275
7/24	$11,012	$11,523	$11,365
8/24	$11,066	$11,613	$11,454
9/24	$11,169	$11,728	$11,552
10/24	$11,039	$11,557	$11,396
11/24	$11,205	$11,757	$11,584
12/24	$11,049	$11,586	$11,423
1/25	$11,066	$11,644	$11,487
2/25	$11,170	$11,759	$11,600
3/25	$10,975	$11,560	$11,426
4/25	$10,893	$11,467	$11,341
5/25	$10,836	$11,474	$11,344
6/25	$10,904	$11,546	$11,412
7/25	$10,858	$11,522	$11,404
8/25	$10,953	$11,622	$11,502
9/25	$11,263	$11,892	$11,727
10/25	$11,458	$12,039	$11,855
11/25	$11,490	$12,067	$11,888
12/25	$11,508	$12,078	$11,900
1/26	$11,603	$12,191	$12,003
2/26	$11,788	$12,343	$12,156
3/26	$11,498	$12,056	$11,891
4/26	$11,646	$12,194	$12,031
5/26	$11,719	$12,240	$12,066
6/26	$11,829	$12,358	$12,167
7/26	$11,561	$12,129	$11,956

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.47%	0.66%	1.80%
Class A with 3.25% Maximum Sales Charge	3.00%	0.01%	1.46%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Arizona Municipal Bond Index	4.84%	0.45%	1.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 132,133,356
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 390,080
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$132,133,356
# of Portfolio Holdings	166
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$390,080

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Electric Utilities	4.0%
Transportation	4.6%
Industrial Development Revenue	4.7%
Housing	6.7%
Water and Sewer	8.3%
Special Tax Revenue	11.2%
Hospital	12.1%
Education	15.0%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.8%
BBB	7.8%
A	9.4%
AA	57.7%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013135
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class C
Trading Symbol	ECAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.48%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to Index-relative returns during the period

↑ An overweight allocation to and security selections in bonds with 4% coupon rates also helped performance

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to Index-relative returns

↓ In contrast, an allocation to variable-rate demand notes, typically considered defensive investments, weighed on performance

↓ An allocation to taxable municipal bonds detracted from Index-relative returns during the period

↓ An underweight exposure to the transportation sector hurt relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,064	$10,013	$9,997
9/16	$10,019	$9,964	$9,952
10/16	$9,927	$9,859	$9,866
11/16	$9,578	$9,491	$9,535
12/16	$9,680	$9,603	$9,638
1/17	$9,698	$9,666	$9,699
2/17	$9,737	$9,733	$9,775
3/17	$9,756	$9,754	$9,791
4/17	$9,822	$9,825	$9,872
5/17	$9,951	$9,981	$10,019
6/17	$9,913	$9,945	$9,976
7/17	$9,959	$10,026	$10,045
8/17	$10,023	$10,102	$10,113
9/17	$10,004	$10,051	$10,052
10/17	$9,984	$10,075	$10,079
11/17	$9,946	$10,021	$10,012
12/17	$10,067	$10,126	$10,121
1/18	$9,944	$10,007	$10,000
2/18	$9,887	$9,977	$9,967
3/18	$9,924	$10,014	$10,008
4/18	$9,895	$9,978	$9,972
5/18	$10,012	$10,092	$10,077
6/18	$10,014	$10,101	$10,092
7/18	$10,042	$10,125	$10,108
8/18	$10,040	$10,151	$10,130
9/18	$9,980	$10,086	$10,066
10/18	$9,911	$10,023	$10,012
11/18	$9,996	$10,134	$10,119
12/18	$10,090	$10,256	$10,232
1/19	$10,145	$10,333	$10,310
2/19	$10,201	$10,389	$10,361
3/19	$10,334	$10,553	$10,518
4/19	$10,360	$10,592	$10,556
5/19	$10,463	$10,738	$10,687
6/19	$10,498	$10,778	$10,724
7/19	$10,573	$10,865	$10,814
8/19	$10,714	$11,036	$10,975
9/19	$10,632	$10,948	$10,870
10/19	$10,628	$10,968	$10,900
11/19	$10,624	$10,995	$10,924
12/19	$10,642	$11,029	$10,956
1/20	$10,817	$11,227	$11,151
2/20	$10,954	$11,371	$11,299
3/20	$10,588	$10,959	$10,849
4/20	$10,439	$10,821	$10,801
5/20	$10,763	$11,166	$11,135
6/20	$10,802	$11,258	$11,205
7/20	$10,959	$11,447	$11,363
8/20	$10,896	$11,393	$11,314
9/20	$10,885	$11,396	$11,318
10/20	$10,851	$11,362	$11,284
11/20	$11,008	$11,533	$11,452
12/20	$11,063	$11,603	$11,510
1/21	$11,093	$11,677	$11,561
2/21	$10,896	$11,492	$11,396
3/21	$10,938	$11,563	$11,464
4/21	$11,010	$11,660	$11,547
5/21	$11,061	$11,694	$11,575
6/21	$11,072	$11,727	$11,593
7/21	$11,142	$11,824	$11,690
8/21	$11,101	$11,780	$11,660
9/21	$11,001	$11,695	$11,575
10/21	$10,982	$11,661	$11,548
11/21	$11,055	$11,760	$11,638
12/21	$11,046	$11,779	$11,652
1/22	$10,784	$11,457	$11,344
2/22	$10,726	$11,416	$11,313
3/22	$10,433	$11,046	$10,953
4/22	$10,182	$10,740	$10,637
5/22	$10,256	$10,900	$10,787
6/22	$10,128	$10,721	$10,622
7/22	$10,334	$11,005	$10,887
8/22	$10,122	$10,763	$10,666
9/22	$9,799	$10,350	$10,251
10/22	$9,732	$10,264	$10,164
11/22	$10,096	$10,744	$10,607
12/22	$10,092	$10,775	$10,656
1/23	$10,333	$11,085	$10,934
2/23	$10,104	$10,834	$10,694
3/23	$10,286	$11,074	$10,923
4/23	$10,273	$11,049	$10,888
5/23	$10,188	$10,953	$10,798
6/23	$10,269	$11,063	$10,873
7/23	$10,276	$11,107	$10,932
8/23	$10,169	$10,947	$10,784
9/23	$9,907	$10,626	$10,492
10/23	$9,749	$10,536	$10,417
11/23	$10,368	$11,204	$11,034
12/23	$10,608	$11,465	$11,300
1/24	$10,585	$11,406	$11,231
2/24	$10,585	$11,421	$11,255
3/24	$10,574	$11,421	$11,244
4/24	$10,468	$11,279	$11,122
5/24	$10,468	$11,246	$11,107
6/24	$10,638	$11,418	$11,275
7/24	$10,725	$11,523	$11,365
8/24	$10,768	$11,613	$11,454
9/24	$10,865	$11,728	$11,552
10/24	$10,726	$11,557	$11,396
11/24	$10,878	$11,757	$11,584
12/24	$10,717	$11,586	$11,423
1/25	$10,738	$11,644	$11,487
2/25	$10,825	$11,759	$11,600
3/25	$10,641	$11,560	$11,426
4/25	$10,555	$11,467	$11,341
5/25	$10,480	$11,474	$11,344
6/25	$10,547	$11,546	$11,412
7/25	$10,492	$11,522	$11,404
8/25	$10,581	$11,622	$11,502
9/25	$10,880	$11,892	$11,727
10/25	$11,057	$12,039	$11,855
11/25	$11,080	$12,067	$11,888
12/25	$11,092	$12,078	$11,900
1/26	$11,171	$12,191	$12,003
2/26	$11,349	$12,343	$12,156
3/26	$11,061	$12,056	$11,891
4/26	$11,196	$12,194	$12,031
5/26	$11,255	$12,240	$12,066
6/26	$11,358	$12,358	$12,167
7/26	$11,100	$12,129	$11,956

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.79%	(0.08)%	1.05%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.79%	(0.08)%	1.05%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Arizona Municipal Bond Index	4.84%	0.45%	1.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 132,133,356
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 390,080
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$132,133,356
# of Portfolio Holdings	166
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$390,080

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Electric Utilities	4.0%
Transportation	4.6%
Industrial Development Revenue	4.7%
Housing	6.7%
Water and Sewer	8.3%
Special Tax Revenue	11.2%
Hospital	12.1%
Education	15.0%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.8%
BBB	7.8%
A	9.4%
AA	57.7%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000092720
Shareholder Report [Line Items]
Fund Name	Eaton Vance Arizona Municipal Income Fund
Class Name	Class I
Trading Symbol	EIAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to Index-relative returns during the period

↑ An overweight allocation to and security selections in bonds with 4% coupon rates also helped performance

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to Index-relative returns

↓ In contrast, an allocation to variable-rate demand notes, typically considered defensive investments, weighed on performance

↓ An allocation to taxable municipal bonds detracted from Index-relative returns during the period

↓ An underweight exposure to the transportation sector hurt relative performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,007,738	$1,001,349	$999,654
9/16	$1,004,266	$996,352	$995,210
10/16	$995,678	$985,899	$986,569
11/16	$961,404	$949,129	$953,534
12/16	$972,278	$960,272	$963,833
1/17	$974,870	$966,603	$969,944
2/17	$979,717	$973,315	$977,482
3/17	$982,424	$975,428	$979,082
4/17	$989,323	$982,505	$987,228
5/17	$1,004,390	$998,099	$1,001,874
6/17	$1,000,782	$994,519	$997,609
7/17	$1,006,527	$1,002,565	$1,004,524
8/17	$1,013,280	$1,010,195	$1,011,344
9/17	$1,011,665	$1,005,059	$1,005,165
10/17	$1,011,095	$1,007,512	$1,007,885
11/17	$1,008,458	$1,002,117	$1,001,199
12/17	$1,021,694	$1,012,591	$1,012,139
1/18	$1,009,445	$1,000,670	$999,985
2/18	$1,004,689	$997,680	$996,732
3/18	$1,009,450	$1,001,363	$1,000,789
4/18	$1,006,734	$997,789	$997,223
5/18	$1,019,461	$1,009,215	$1,007,727
6/18	$1,021,360	$1,010,076	$1,009,222
7/18	$1,024,028	$1,012,527	$1,010,808
8/18	$1,024,415	$1,015,127	$1,012,956
9/18	$1,019,339	$1,008,555	$1,006,554
10/18	$1,013,180	$1,002,345	$1,001,208
11/18	$1,022,313	$1,013,439	$1,011,933
12/18	$1,032,569	$1,025,573	$1,023,152
1/19	$1,040,536	$1,033,326	$1,030,994
2/19	$1,046,434	$1,038,858	$1,036,109
3/19	$1,059,999	$1,055,280	$1,051,779
4/19	$1,064,756	$1,059,246	$1,055,582
5/19	$1,076,090	$1,073,849	$1,068,716
6/19	$1,079,686	$1,077,815	$1,072,356
7/19	$1,088,861	$1,086,501	$1,081,358
8/19	$1,103,566	$1,103,639	$1,097,477
9/19	$1,095,943	$1,094,792	$1,087,037
10/19	$1,096,134	$1,096,754	$1,089,969
11/19	$1,097,550	$1,099,497	$1,092,437
12/19	$1,100,260	$1,102,854	$1,095,575
1/20	$1,118,797	$1,122,668	$1,115,051
2/20	$1,133,994	$1,137,146	$1,129,941
3/20	$1,096,980	$1,095,898	$1,084,918
4/20	$1,082,698	$1,082,145	$1,080,091
5/20	$1,117,347	$1,116,569	$1,113,478
6/20	$1,122,430	$1,125,759	$1,120,505
7/20	$1,138,912	$1,144,719	$1,136,311
8/20	$1,133,589	$1,139,348	$1,131,431
9/20	$1,132,901	$1,139,590	$1,131,766
10/20	$1,130,822	$1,136,167	$1,128,409
11/20	$1,147,268	$1,153,312	$1,145,159
12/20	$1,154,327	$1,160,338	$1,151,029
1/21	$1,158,684	$1,167,732	$1,156,136
2/21	$1,138,791	$1,149,178	$1,139,604
3/21	$1,144,431	$1,156,266	$1,146,432
4/21	$1,153,560	$1,165,964	$1,154,679
5/21	$1,159,114	$1,169,443	$1,157,537
6/21	$1,161,173	$1,172,654	$1,159,312
7/21	$1,168,973	$1,182,379	$1,169,009
8/21	$1,166,242	$1,178,040	$1,165,999
9/21	$1,156,532	$1,169,539	$1,157,507
10/21	$1,155,103	$1,166,119	$1,154,753
11/21	$1,163,226	$1,176,046	$1,163,800
12/21	$1,164,197	$1,177,943	$1,165,176
1/22	$1,136,604	$1,145,700	$1,134,441
2/22	$1,131,717	$1,141,595	$1,131,304
3/22	$1,101,682	$1,104,588	$1,095,344
4/22	$1,076,511	$1,074,036	$1,063,717
5/22	$1,084,737	$1,089,990	$1,078,661
6/22	$1,072,692	$1,072,138	$1,062,152
7/22	$1,094,119	$1,100,466	$1,088,742
8/22	$1,073,452	$1,076,347	$1,066,590
9/22	$1,039,593	$1,035,037	$1,025,082
10/22	$1,033,567	$1,026,429	$1,016,382
11/22	$1,072,396	$1,074,438	$1,060,714
12/22	$1,073,746	$1,077,515	$1,065,592
1/23	$1,100,598	$1,108,466	$1,093,352
2/23	$1,076,477	$1,083,402	$1,069,439
3/23	$1,097,520	$1,107,440	$1,092,321
4/23	$1,096,589	$1,104,910	$1,088,769
5/23	$1,088,334	$1,095,335	$1,079,750
6/23	$1,097,367	$1,106,307	$1,087,338
7/23	$1,098,869	$1,110,684	$1,093,233
8/23	$1,088,135	$1,094,694	$1,078,421
9/23	$1,061,271	$1,062,610	$1,049,189
10/23	$1,045,555	$1,053,567	$1,041,681
11/23	$1,112,368	$1,120,449	$1,103,435
12/23	$1,139,168	$1,146,491	$1,129,961
1/24	$1,137,149	$1,140,635	$1,123,114
2/24	$1,139,001	$1,142,100	$1,125,456
3/24	$1,138,311	$1,142,064	$1,124,361
4/24	$1,127,544	$1,127,920	$1,112,231
5/24	$1,129,430	$1,124,611	$1,110,658
6/24	$1,147,956	$1,141,849	$1,127,507
7/24	$1,157,744	$1,152,257	$1,136,455
8/24	$1,163,606	$1,161,344	$1,145,425
9/24	$1,174,646	$1,172,822	$1,155,163
10/24	$1,161,181	$1,155,721	$1,139,554
11/24	$1,178,774	$1,175,685	$1,158,385
12/24	$1,162,645	$1,158,569	$1,142,279
1/25	$1,164,560	$1,164,376	$1,148,681
2/25	$1,175,680	$1,175,920	$1,159,963
3/25	$1,155,424	$1,155,992	$1,142,586
4/25	$1,146,964	$1,146,678	$1,134,126
5/25	$1,141,128	$1,147,415	$1,134,432
6/25	$1,148,527	$1,154,558	$1,141,234
7/25	$1,143,869	$1,152,226	$1,140,399
8/25	$1,154,022	$1,162,241	$1,150,172
9/25	$1,186,855	$1,189,156	$1,172,731
10/25	$1,207,696	$1,203,905	$1,185,491
11/25	$1,211,213	$1,206,666	$1,188,807
12/25	$1,213,365	$1,207,753	$1,190,049
1/26	$1,223,562	$1,219,087	$1,200,316
2/26	$1,243,240	$1,234,281	$1,215,589
3/26	$1,214,232	$1,205,613	$1,189,056
4/26	$1,230,030	$1,219,418	$1,203,089
5/26	$1,236,527	$1,223,971	$1,206,604
6/26	$1,248,365	$1,235,768	$1,216,736
7/26	$1,221,668	$1,212,892	$1,195,616

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.80%	0.89%	2.02%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Arizona Municipal Bond Index	4.84%	0.45%	1.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 132,133,356
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 390,080
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$132,133,356
# of Portfolio Holdings	166
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$390,080

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Electric Utilities	4.0%
Transportation	4.6%
Industrial Development Revenue	4.7%
Housing	6.7%
Water and Sewer	8.3%
Special Tax Revenue	11.2%
Hospital	12.1%
Education	15.0%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.8%
BBB	7.8%
A	9.4%
AA	57.7%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013173
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class A
Trading Symbol	ETCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to the Fund's performance during the period

↑ An overweight exposure to, and security selections in, bonds with 4% coupon rates also contributed to Index-relative returns

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to performance relative to the Index during the period

↓ In contrast, out-of-Index exposures to variable-rate demand notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds detracted from performance during the period

↓ An underweight exposure to, and security selections in, the water and sewer sector hurt Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,746	$10,013	$9,998
9/16	$9,726	$9,964	$9,943
10/16	$9,650	$9,859	$9,831
11/16	$9,368	$9,491	$9,503
12/16	$9,420	$9,603	$9,592
1/17	$9,445	$9,666	$9,650
2/17	$9,490	$9,733	$9,711
3/17	$9,506	$9,754	$9,706
4/17	$9,587	$9,825	$9,793
5/17	$9,669	$9,981	$9,904
6/17	$9,629	$9,945	$9,827
7/17	$9,683	$10,026	$9,895
8/17	$9,727	$10,102	$9,978
9/17	$9,724	$10,051	$9,925
10/17	$9,702	$10,075	$9,959
11/17	$9,652	$10,021	$9,903
12/17	$9,726	$10,126	$9,965
1/18	$9,664	$10,007	$9,876
2/18	$9,623	$9,977	$9,854
3/18	$9,640	$10,014	$9,863
4/18	$9,618	$9,978	$9,846
5/18	$9,693	$10,092	$9,950
6/18	$9,709	$10,101	$9,963
7/18	$9,763	$10,125	$10,007
8/18	$9,786	$10,151	$10,025
9/18	$9,732	$10,086	$9,975
10/18	$9,678	$10,023	$9,935
11/18	$9,762	$10,134	$10,036
12/18	$9,857	$10,256	$10,148
1/19	$9,920	$10,333	$10,235
2/19	$9,966	$10,389	$10,300
3/19	$10,070	$10,553	$10,467
4/19	$10,085	$10,592	$10,514
5/19	$10,199	$10,738	$10,655
6/19	$10,243	$10,778	$10,708
7/19	$10,328	$10,865	$10,812
8/19	$10,462	$11,036	$10,947
9/19	$10,397	$10,948	$10,853
10/19	$10,402	$10,968	$10,887
11/19	$10,406	$10,995	$10,914
12/19	$10,430	$11,029	$10,944
1/20	$10,584	$11,227	$11,126
2/20	$10,701	$11,371	$11,238
3/20	$10,397	$10,959	$10,894
4/20	$10,236	$10,821	$10,748
5/20	$10,496	$11,166	$11,086
6/20	$10,582	$11,258	$11,195
7/20	$10,739	$11,447	$11,386
8/20	$10,698	$11,393	$11,356
9/20	$10,709	$11,396	$11,371
10/20	$10,689	$11,362	$11,350
11/20	$10,827	$11,533	$11,489
12/20	$10,900	$11,603	$11,527
1/21	$10,962	$11,677	$11,575
2/21	$10,796	$11,492	$11,422
3/21	$10,837	$11,563	$11,487
4/21	$10,911	$11,660	$11,551
5/21	$10,953	$11,694	$11,586
6/21	$10,974	$11,727	$11,602
7/21	$11,056	$11,824	$11,705
8/21	$11,022	$11,780	$11,665
9/21	$10,935	$11,695	$11,601
10/21	$10,911	$11,661	$11,560
11/21	$10,994	$11,760	$11,631
12/21	$10,992	$11,779	$11,642
1/22	$10,743	$11,457	$11,356
2/22	$10,687	$11,416	$11,321
3/22	$10,416	$11,046	$10,988
4/22	$10,165	$10,740	$10,747
5/22	$10,259	$10,900	$10,899
6/22	$10,095	$10,721	$10,796
7/22	$10,354	$11,005	$11,058
8/22	$10,092	$10,763	$10,845
9/22	$9,755	$10,350	$10,509
10/22	$9,701	$10,264	$10,460
11/22	$10,170	$10,744	$10,858
12/22	$10,171	$10,775	$10,903
1/23	$10,433	$11,085	$11,158
2/23	$10,192	$10,834	$10,943
3/23	$10,402	$11,074	$11,180
4/23	$10,392	$11,049	$11,126
5/23	$10,293	$10,953	$11,029
6/23	$10,372	$11,063	$11,122
7/23	$10,397	$11,107	$11,147
8/23	$10,265	$10,947	$11,040
9/23	$9,977	$10,626	$10,763
10/23	$9,834	$10,536	$10,723
11/23	$10,500	$11,204	$11,272
12/23	$10,762	$11,465	$11,495
1/24	$10,742	$11,406	$11,440
2/24	$10,758	$11,421	$11,456
3/24	$10,751	$11,421	$11,452
4/24	$10,652	$11,279	$11,324
5/24	$10,644	$11,246	$11,246
6/24	$10,797	$11,418	$11,409
7/24	$10,882	$11,523	$11,522
8/24	$10,943	$11,613	$11,625
9/24	$11,053	$11,728	$11,726
10/24	$10,908	$11,557	$11,556
11/24	$11,075	$11,757	$11,701
12/24	$10,929	$11,586	$11,578
1/25	$10,979	$11,644	$11,668
2/25	$11,088	$11,759	$11,778
3/25	$10,870	$11,560	$11,627
4/25	$10,841	$11,467	$11,552
5/25	$10,787	$11,474	$11,609
6/25	$10,886	$11,546	$11,721
7/25	$10,843	$11,522	$11,733
8/25	$10,954	$11,622	$11,838
9/25	$11,256	$11,892	$11,993
10/25	$11,439	$12,039	$12,095
11/25	$11,480	$12,067	$12,132
12/25	$11,509	$12,078	$12,152
1/26	$11,609	$12,191	$12,280
2/26	$11,757	$12,343	$12,399
3/26	$11,497	$12,056	$12,139
4/26	$11,636	$12,194	$12,226
5/26	$11,701	$12,240	$12,268
6/26	$11,781	$12,358	$12,355
7/26	$11,557	$12,129	$12,162

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.55%	0.88%	1.79%
Class A with 3.25% Maximum Sales Charge	3.06%	0.22%	1.46%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Connecticut Municipal Bond Index	3.66%	0.77%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 177,414,464
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 557,373
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$177,414,464
# of Portfolio Holdings	268
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$557,373

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.3%
Senior Living/Life Care	3.5%
Special Tax Revenue	5.3%
Water and Sewer	6.3%
Housing	9.0%
Hospital	9.3%
Education	25.1%
General Obligations	35.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.7%
BB	1.5%
BBB	3.7%
A	23.2%
AA	52.0%
AAA	12.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013172
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class C
Trading Symbol	ECCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to the Fund's performance during the period

↑ An overweight exposure to, and security selections in, bonds with 4% coupon rates also contributed to Index-relative returns

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to performance relative to the Index during the period

↓ In contrast, out-of-Index exposures to variable-rate demand notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds detracted from performance during the period

↓ An underweight exposure to, and security selections in, the water and sewer sector hurt Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,058	$10,013	$9,998
9/16	$10,031	$9,964	$9,943
10/16	$9,945	$9,859	$9,831
11/16	$9,648	$9,491	$9,503
12/16	$9,705	$9,603	$9,592
1/17	$9,715	$9,666	$9,650
2/17	$9,755	$9,733	$9,711
3/17	$9,775	$9,754	$9,706
4/17	$9,843	$9,825	$9,793
5/17	$9,921	$9,981	$9,904
6/17	$9,883	$9,945	$9,827
7/17	$9,923	$10,026	$9,895
8/17	$9,962	$10,102	$9,978
9/17	$9,953	$10,051	$9,925
10/17	$9,924	$10,075	$9,959
11/17	$9,866	$10,021	$9,903
12/17	$9,935	$10,126	$9,965
1/18	$9,865	$10,007	$9,876
2/18	$9,828	$9,977	$9,854
3/18	$9,829	$10,014	$9,863
4/18	$9,810	$9,978	$9,846
5/18	$9,870	$10,092	$9,950
6/18	$9,891	$10,101	$9,963
7/18	$9,929	$10,125	$10,007
8/18	$9,957	$10,151	$10,025
9/18	$9,885	$10,086	$9,975
10/18	$9,823	$10,023	$9,935
11/18	$9,903	$10,134	$10,036
12/18	$9,993	$10,256	$10,148
1/19	$10,052	$10,333	$10,235
2/19	$10,092	$10,389	$10,300
3/19	$10,191	$10,553	$10,467
4/19	$10,210	$10,592	$10,514
5/19	$10,319	$10,738	$10,655
6/19	$10,358	$10,778	$10,708
7/19	$10,426	$10,865	$10,812
8/19	$10,567	$11,036	$10,947
9/19	$10,494	$10,948	$10,853
10/19	$10,481	$10,968	$10,887
11/19	$10,489	$10,995	$10,914
12/19	$10,506	$11,029	$10,944
1/20	$10,655	$11,227	$11,126
2/20	$10,756	$11,371	$11,238
3/20	$10,442	$10,959	$10,894
4/20	$10,274	$10,821	$10,748
5/20	$10,540	$11,166	$11,086
6/20	$10,620	$11,258	$11,195
7/20	$10,761	$11,447	$11,386
8/20	$10,724	$11,393	$11,356
9/20	$10,718	$11,396	$11,371
10/20	$10,690	$11,362	$11,350
11/20	$10,822	$11,533	$11,489
12/20	$10,889	$11,603	$11,527
1/21	$10,944	$11,677	$11,575
2/21	$10,771	$11,492	$11,422
3/21	$10,805	$11,563	$11,487
4/21	$10,872	$11,660	$11,551
5/21	$10,907	$11,694	$11,586
6/21	$10,921	$11,727	$11,602
7/21	$10,997	$11,824	$11,705
8/21	$10,955	$11,780	$11,665
9/21	$10,861	$11,695	$11,601
10/21	$10,831	$11,661	$11,560
11/21	$10,907	$11,760	$11,631
12/21	$10,908	$11,779	$11,642
1/22	$10,642	$11,457	$11,356
2/22	$10,582	$11,416	$11,321
3/22	$10,315	$11,046	$10,988
4/22	$10,050	$10,740	$10,747
5/22	$10,147	$10,900	$10,899
6/22	$9,978	$10,721	$10,796
7/22	$10,228	$11,005	$11,058
8/22	$9,962	$10,763	$10,845
9/22	$9,612	$10,350	$10,509
10/22	$9,562	$10,264	$10,460
11/22	$10,010	$10,744	$10,858
12/22	$10,014	$10,775	$10,903
1/23	$10,256	$11,085	$11,158
2/23	$10,013	$10,834	$10,943
3/23	$10,213	$11,074	$11,180
4/23	$10,208	$11,049	$11,126
5/23	$10,092	$10,953	$11,029
6/23	$10,164	$11,063	$11,122
7/23	$10,193	$11,107	$11,147
8/23	$10,057	$10,947	$11,040
9/23	$9,757	$10,626	$10,763
10/23	$9,621	$10,536	$10,723
11/23	$10,258	$11,204	$11,272
12/23	$10,507	$11,465	$11,495
1/24	$10,493	$11,406	$11,440
2/24	$10,490	$11,421	$11,456
3/24	$10,477	$11,421	$11,452
4/24	$10,384	$11,279	$11,324
5/24	$10,370	$11,246	$11,246
6/24	$10,502	$11,418	$11,409
7/24	$10,589	$11,523	$11,522
8/24	$10,643	$11,613	$11,625
9/24	$10,732	$11,728	$11,726
10/24	$10,583	$11,557	$11,556
11/24	$10,739	$11,757	$11,701
12/24	$10,601	$11,586	$11,578
1/25	$10,643	$11,644	$11,668
2/25	$10,732	$11,759	$11,778
3/25	$10,524	$11,560	$11,627
4/25	$10,490	$11,467	$11,552
5/25	$10,431	$11,474	$11,609
6/25	$10,520	$11,546	$11,721
7/25	$10,460	$11,522	$11,733
8/25	$10,573	$11,622	$11,838
9/25	$10,858	$11,892	$11,993
10/25	$11,017	$12,039	$12,095
11/25	$11,061	$12,067	$12,132
12/25	$11,082	$12,078	$12,152
1/26	$11,159	$12,191	$12,280
2/26	$11,308	$12,343	$12,399
3/26	$11,049	$12,056	$12,139
4/26	$11,176	$12,194	$12,226
5/26	$11,221	$12,240	$12,268
6/26	$11,302	$12,358	$12,355
7/26	$11,075	$12,129	$12,162

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.88%	0.14%	1.03%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.88%	0.14%	1.03%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Connecticut Municipal Bond Index	3.66%	0.77%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 177,414,464
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 557,373
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$177,414,464
# of Portfolio Holdings	268
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$557,373

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.3%
Senior Living/Life Care	3.5%
Special Tax Revenue	5.3%
Water and Sewer	6.3%
Housing	9.0%
Hospital	9.3%
Education	25.1%
General Obligations	35.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.7%
BB	1.5%
BBB	3.7%
A	23.2%
AA	52.0%
AAA	12.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000063955
Shareholder Report [Line Items]
Fund Name	Eaton Vance Connecticut Municipal Income Fund
Class Name	Class I
Trading Symbol	EICTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to the Fund's performance during the period

↑ An overweight exposure to, and security selections in, bonds with 4% coupon rates also contributed to Index-relative returns

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to performance relative to the Index during the period

↓ In contrast, out-of-Index exposures to variable-rate demand notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds detracted from performance during the period

↓ An underweight exposure to, and security selections in, the water and sewer sector hurt Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,007,555	$1,001,349	$999,844
9/16	$1,005,615	$996,352	$994,331
10/16	$997,889	$985,899	$983,103
11/16	$968,943	$949,129	$950,302
12/16	$974,499	$960,272	$959,192
1/17	$977,261	$966,603	$965,030
2/17	$981,999	$973,315	$971,126
3/17	$984,771	$975,428	$970,647
4/17	$992,416	$982,505	$979,347
5/17	$1,001,073	$998,099	$990,353
6/17	$998,038	$994,519	$982,695
7/17	$1,002,829	$1,002,565	$989,503
8/17	$1,007,592	$1,010,195	$997,828
9/17	$1,007,452	$1,005,059	$992,538
10/17	$1,005,330	$1,007,512	$995,912
11/17	$1,000,257	$1,002,117	$990,266
12/17	$1,008,111	$1,012,591	$996,490
1/18	$1,001,836	$1,000,670	$987,635
2/18	$998,798	$997,680	$985,358
3/18	$999,692	$1,001,363	$986,303
4/18	$997,548	$997,789	$984,552
5/18	$1,005,488	$1,009,215	$994,973
6/18	$1,007,411	$1,010,076	$996,296
7/18	$1,013,119	$1,012,527	$1,000,669
8/18	$1,015,744	$1,015,127	$1,002,531
9/18	$1,010,275	$1,008,555	$997,482
10/18	$1,004,800	$1,002,345	$993,497
11/18	$1,013,718	$1,013,439	$1,003,604
12/18	$1,023,726	$1,025,573	$1,014,794
1/19	$1,030,515	$1,033,326	$1,023,474
2/19	$1,035,379	$1,038,858	$1,030,047
3/19	$1,046,367	$1,055,280	$1,046,688
4/19	$1,048,089	$1,059,246	$1,051,350
5/19	$1,061,179	$1,073,849	$1,065,472
6/19	$1,065,933	$1,077,815	$1,070,765
7/19	$1,073,856	$1,086,501	$1,081,183
8/19	$1,089,120	$1,103,639	$1,094,668
9/19	$1,081,448	$1,094,792	$1,085,301
10/19	$1,082,106	$1,096,754	$1,088,726
11/19	$1,083,767	$1,099,497	$1,091,430
12/19	$1,085,378	$1,102,854	$1,094,367
1/20	$1,102,674	$1,122,668	$1,112,641
2/20	$1,113,924	$1,137,146	$1,123,794
3/20	$1,082,451	$1,095,898	$1,089,390
4/20	$1,065,934	$1,082,145	$1,074,752
5/20	$1,094,281	$1,116,569	$1,108,565
6/20	$1,103,401	$1,125,759	$1,119,500
7/20	$1,118,934	$1,144,719	$1,138,550
8/20	$1,115,959	$1,139,348	$1,135,596
9/20	$1,116,221	$1,139,590	$1,137,136
10/20	$1,114,279	$1,136,167	$1,135,024
11/20	$1,128,833	$1,153,312	$1,148,854
12/20	$1,136,686	$1,160,338	$1,152,712
1/21	$1,143,349	$1,167,732	$1,157,499
2/21	$1,126,138	$1,149,178	$1,142,171
3/21	$1,130,688	$1,156,266	$1,148,690
4/21	$1,138,553	$1,165,964	$1,155,054
5/21	$1,143,097	$1,169,443	$1,158,603
6/21	$1,145,494	$1,172,654	$1,160,234
7/21	$1,154,315	$1,182,379	$1,170,466
8/21	$1,150,912	$1,178,040	$1,166,534
9/21	$1,141,989	$1,169,539	$1,160,079
10/21	$1,139,698	$1,166,119	$1,156,036
11/21	$1,148,566	$1,176,046	$1,163,118
12/21	$1,149,619	$1,177,943	$1,164,153
1/22	$1,122,675	$1,145,700	$1,135,579
2/22	$1,117,089	$1,141,595	$1,132,108
3/22	$1,089,986	$1,104,588	$1,098,846
4/22	$1,062,888	$1,074,036	$1,074,715
5/22	$1,072,891	$1,089,990	$1,089,854
6/22	$1,057,048	$1,072,138	$1,079,610
7/22	$1,083,114	$1,100,466	$1,105,823
8/22	$1,055,961	$1,076,347	$1,084,543
9/22	$1,020,845	$1,035,037	$1,050,935
10/22	$1,015,329	$1,026,429	$1,045,959
11/22	$1,064,635	$1,074,438	$1,085,838
12/22	$1,065,996	$1,077,515	$1,090,346
1/23	$1,092,505	$1,108,466	$1,115,794
2/23	$1,067,470	$1,083,402	$1,094,281
3/23	$1,089,624	$1,107,440	$1,118,020
4/23	$1,088,731	$1,104,910	$1,112,586
5/23	$1,078,543	$1,095,335	$1,102,886
6/23	$1,087,014	$1,106,307	$1,112,232
7/23	$1,089,781	$1,110,684	$1,114,738
8/23	$1,077,332	$1,094,694	$1,103,959
9/23	$1,046,165	$1,062,610	$1,076,293
10/23	$1,031,373	$1,053,567	$1,072,322
11/23	$1,101,381	$1,120,449	$1,127,205
12/23	$1,129,001	$1,146,491	$1,149,519
1/24	$1,127,158	$1,140,635	$1,143,964
2/24	$1,128,944	$1,142,100	$1,145,632
3/24	$1,128,400	$1,142,064	$1,145,168
4/24	$1,119,381	$1,127,920	$1,132,434
5/24	$1,118,754	$1,124,611	$1,124,632
6/24	$1,133,830	$1,141,849	$1,140,876
7/24	$1,144,115	$1,152,257	$1,152,239
8/24	$1,150,785	$1,161,344	$1,162,527
9/24	$1,161,288	$1,172,822	$1,172,620
10/24	$1,146,223	$1,155,721	$1,155,578
11/24	$1,163,962	$1,175,685	$1,170,135
12/24	$1,150,034	$1,158,569	$1,157,811
1/25	$1,154,240	$1,164,376	$1,166,771
2/25	$1,165,905	$1,175,920	$1,177,777
3/25	$1,143,179	$1,155,992	$1,162,734
4/25	$1,141,594	$1,146,678	$1,155,163
5/25	$1,134,847	$1,147,415	$1,160,906
6/25	$1,145,447	$1,154,558	$1,172,097
7/25	$1,141,111	$1,152,226	$1,173,308
8/25	$1,153,030	$1,162,241	$1,183,771
9/25	$1,186,224	$1,189,156	$1,199,342
10/25	$1,204,471	$1,203,905	$1,209,494
11/25	$1,210,251	$1,206,666	$1,213,172
12/25	$1,213,509	$1,207,753	$1,215,204
1/26	$1,222,926	$1,219,087	$1,227,995
2/26	$1,240,021	$1,234,281	$1,239,935
3/26	$1,211,534	$1,205,613	$1,213,897
4/26	$1,227,622	$1,219,418	$1,222,621
5/26	$1,233,473	$1,223,971	$1,226,774
6/26	$1,243,362	$1,235,768	$1,235,528
7/26	$1,218,270	$1,212,892	$1,216,248

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.76%	1.08%	1.99%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Connecticut Municipal Bond Index	3.66%	0.77%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 177,414,464
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 557,373
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$177,414,464
# of Portfolio Holdings	268
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$557,373

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.3%
Senior Living/Life Care	3.5%
Special Tax Revenue	5.3%
Water and Sewer	6.3%
Housing	9.0%
Hospital	9.3%
Education	25.1%
General Obligations	35.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.7%
BB	1.5%
BBB	3.7%
A	23.2%
AA	52.0%
AAA	12.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013114
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight allocation to, and security selections in healthcare/hospital bonds contributed to Index-relative returns during the period

↑ An overweight allocation to, and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight exposure to, and security selections in bonds with 17 to 22 years to maturity also contributed to performance during the period

↓ In contrast, security selections in bonds with 8-12 years remaining to maturity detracted from the Fund's performance

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An underweight position in, and security selections in the leasing sector also hurt performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,697	$10,013	$10,005
9/16	$9,650	$9,964	$9,950
10/16	$9,563	$9,859	$9,867
11/16	$9,249	$9,491	$9,509
12/16	$9,352	$9,603	$9,619
1/17	$9,374	$9,666	$9,687
2/17	$9,416	$9,733	$9,772
3/17	$9,437	$9,754	$9,791
4/17	$9,498	$9,825	$9,859
5/17	$9,651	$9,981	$9,979
6/17	$9,612	$9,945	$9,939
7/17	$9,654	$10,026	$10,017
8/17	$9,715	$10,102	$10,069
9/17	$9,675	$10,051	$10,016
10/17	$9,676	$10,075	$10,035
11/17	$9,646	$10,021	$9,956
12/17	$9,738	$10,126	$10,055
1/18	$9,595	$10,007	$9,951
2/18	$9,545	$9,977	$9,927
3/18	$9,596	$10,014	$9,951
4/18	$9,555	$9,978	$9,923
5/18	$9,658	$10,092	$10,011
6/18	$9,658	$10,101	$10,021
7/18	$9,669	$10,125	$10,048
8/18	$9,689	$10,151	$10,060
9/18	$9,625	$10,086	$9,997
10/18	$9,562	$10,023	$9,948
11/18	$9,657	$10,134	$10,060
12/18	$9,773	$10,256	$10,193
1/19	$9,846	$10,333	$10,271
2/19	$9,898	$10,389	$10,324
3/19	$10,024	$10,553	$10,467
4/19	$10,053	$10,592	$10,488
5/19	$10,167	$10,738	$10,616
6/19	$10,207	$10,778	$10,661
7/19	$10,289	$10,865	$10,750
8/19	$10,447	$11,036	$10,898
9/19	$10,368	$10,948	$10,803
10/19	$10,364	$10,968	$10,824
11/19	$10,372	$10,995	$10,848
12/19	$10,401	$11,029	$10,872
1/20	$10,557	$11,227	$11,054
2/20	$10,661	$11,371	$11,169
3/20	$10,386	$10,959	$10,889
4/20	$10,262	$10,821	$10,775
5/20	$10,571	$11,166	$11,118
6/20	$10,609	$11,258	$11,157
7/20	$10,744	$11,447	$11,311
8/20	$10,705	$11,393	$11,255
9/20	$10,710	$11,396	$11,264
10/20	$10,671	$11,362	$11,238
11/20	$10,798	$11,533	$11,381
12/20	$10,835	$11,603	$11,429
1/21	$10,872	$11,677	$11,470
2/21	$10,724	$11,492	$11,314
3/21	$10,761	$11,563	$11,368
4/21	$10,832	$11,660	$11,456
5/21	$10,858	$11,694	$11,470
6/21	$10,874	$11,727	$11,490
7/21	$10,955	$11,824	$11,586
8/21	$10,925	$11,780	$11,539
9/21	$10,851	$11,695	$11,462
10/21	$10,832	$11,661	$11,420
11/21	$10,891	$11,760	$11,508
12/21	$10,894	$11,779	$11,526
1/22	$10,661	$11,457	$11,232
2/22	$10,620	$11,416	$11,201
3/22	$10,376	$11,046	$10,871
4/22	$10,166	$10,740	$10,603
5/22	$10,293	$10,900	$10,737
6/22	$10,177	$10,721	$10,588
7/22	$10,373	$11,005	$10,843
8/22	$10,186	$10,763	$10,640
9/22	$9,876	$10,350	$10,272
10/22	$9,827	$10,264	$10,185
11/22	$10,188	$10,744	$10,636
12/22	$10,196	$10,775	$10,677
1/23	$10,432	$11,085	$10,946
2/23	$10,236	$10,834	$10,727
3/23	$10,406	$11,074	$10,953
4/23	$10,382	$11,049	$10,910
5/23	$10,289	$10,953	$10,794
6/23	$10,369	$11,063	$10,851
7/23	$10,378	$11,107	$10,911
8/23	$10,263	$10,947	$10,775
9/23	$9,940	$10,626	$10,440
10/23	$9,792	$10,536	$10,378
11/23	$10,484	$11,204	$11,008
12/23	$10,709	$11,465	$11,220
1/24	$10,689	$11,406	$11,155
2/24	$10,694	$11,421	$11,181
3/24	$10,674	$11,421	$11,161
4/24	$10,572	$11,279	$11,029
5/24	$10,577	$11,246	$10,963
6/24	$10,712	$11,418	$11,142
7/24	$10,788	$11,523	$11,259
8/24	$10,840	$11,613	$11,346
9/24	$10,953	$11,728	$11,452
10/24	$10,802	$11,557	$11,282
11/24	$11,000	$11,757	$11,457
12/24	$10,824	$11,586	$11,300
1/25	$10,816	$11,644	$11,364
2/25	$10,942	$11,759	$11,484
3/25	$10,703	$11,560	$11,300
4/25	$10,623	$11,467	$11,217
5/25	$10,543	$11,474	$11,251
6/25	$10,609	$11,546	$11,310
7/25	$10,516	$11,522	$11,312
8/25	$10,645	$11,622	$11,407
9/25	$10,984	$11,892	$11,640
10/25	$11,163	$12,039	$11,762
11/25	$11,194	$12,067	$11,796
12/25	$11,212	$12,078	$11,823
1/26	$11,278	$12,191	$11,944
2/26	$11,435	$12,343	$12,064
3/26	$11,176	$12,056	$11,793
4/26	$11,333	$12,194	$11,922
5/26	$11,376	$12,240	$11,949
6/26	$11,457	$12,358	$12,039
7/26	$11,217	$12,129	$11,825

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.68%	0.48%	1.49%
Class A with 3.25% Maximum Sales Charge	3.18%	(0.18)%	1.15%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Minnesota Municipal Bond Index	4.53%	0.41%	1.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 247,792,433
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 927,811
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$247,792,433
# of Portfolio Holdings	163
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$927,811

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Special Tax Revenue	3.5%
Lease Rev./Cert. of Participation	4.1%
Housing	4.3%
Transportation	6.2%
Electric Utilities	9.7%
Education	10.7%
Hospital	18.2%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.0%
A	17.6%
AA	59.8%
AAA	16.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013116
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight allocation to, and security selections in healthcare/hospital bonds contributed to Index-relative returns during the period

↑ An overweight allocation to, and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight exposure to, and security selections in bonds with 17 to 22 years to maturity also contributed to performance during the period

↓ In contrast, security selections in bonds with 8-12 years remaining to maturity detracted from the Fund's performance

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An underweight position in, and security selections in the leasing sector also hurt performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,017	$10,013	$10,005
9/16	$9,967	$9,964	$9,950
10/16	$9,878	$9,859	$9,867
11/16	$9,545	$9,491	$9,509
12/16	$9,648	$9,603	$9,619
1/17	$9,665	$9,666	$9,687
2/17	$9,701	$9,733	$9,772
3/17	$9,716	$9,754	$9,791
4/17	$9,771	$9,825	$9,859
5/17	$9,912	$9,981	$9,979
6/17	$9,870	$9,945	$9,939
7/17	$9,915	$10,026	$10,017
8/17	$9,969	$10,102	$10,069
9/17	$9,926	$10,051	$10,016
10/17	$9,922	$10,075	$10,035
11/17	$9,869	$10,021	$9,956
12/17	$9,972	$10,126	$10,055
1/18	$9,812	$10,007	$9,951
2/18	$9,760	$9,977	$9,927
3/18	$9,804	$10,014	$9,951
4/18	$9,750	$9,978	$9,923
5/18	$9,853	$10,092	$10,011
6/18	$9,839	$10,101	$10,021
7/18	$9,853	$10,125	$10,048
8/18	$9,858	$10,151	$10,060
9/18	$9,793	$10,086	$9,997
10/18	$9,719	$10,023	$9,948
11/18	$9,814	$10,134	$10,060
12/18	$9,928	$10,256	$10,193
1/19	$10,002	$10,333	$10,271
2/19	$10,038	$10,389	$10,324
3/19	$10,161	$10,553	$10,467
4/19	$10,184	$10,592	$10,488
5/19	$10,296	$10,738	$10,616
6/19	$10,329	$10,778	$10,661
7/19	$10,401	$10,865	$10,750
8/19	$10,553	$11,036	$10,898
9/19	$10,464	$10,948	$10,803
10/19	$10,465	$10,968	$10,824
11/19	$10,468	$10,995	$10,848
12/19	$10,490	$11,029	$10,872
1/20	$10,631	$11,227	$11,054
2/20	$10,733	$11,371	$11,169
3/20	$10,449	$10,959	$10,889
4/20	$10,328	$10,821	$10,775
5/20	$10,632	$11,166	$11,118
6/20	$10,662	$11,258	$11,157
7/20	$10,783	$11,447	$11,311
8/20	$10,740	$11,393	$11,255
9/20	$10,739	$11,396	$11,264
10/20	$10,697	$11,362	$11,238
11/20	$10,810	$11,533	$11,381
12/20	$10,839	$11,603	$11,429
1/21	$10,878	$11,677	$11,470
2/21	$10,714	$11,492	$11,314
3/21	$10,753	$11,563	$11,368
4/21	$10,814	$11,660	$11,456
5/21	$10,832	$11,694	$11,470
6/21	$10,841	$11,727	$11,490
7/21	$10,911	$11,824	$11,586
8/21	$10,877	$11,780	$11,539
9/21	$10,803	$11,695	$11,462
10/21	$10,769	$11,661	$11,420
11/21	$10,818	$11,760	$11,508
12/21	$10,814	$11,779	$11,526
1/22	$10,583	$11,457	$11,232
2/22	$10,530	$11,416	$11,201
3/22	$10,289	$11,046	$10,871
4/22	$10,080	$10,740	$10,603
5/22	$10,192	$10,900	$10,737
6/22	$10,069	$10,721	$10,588
7/22	$10,255	$11,005	$10,843
8/22	$10,067	$10,763	$10,640
9/22	$9,757	$10,350	$10,272
10/22	$9,696	$10,264	$10,185
11/22	$10,054	$10,744	$10,636
12/22	$10,057	$10,775	$10,677
1/23	$10,279	$11,085	$10,946
2/23	$10,074	$10,834	$10,727
3/23	$10,235	$11,074	$10,953
4/23	$10,207	$11,049	$10,910
5/23	$10,117	$10,953	$10,794
6/23	$10,186	$11,063	$10,851
7/23	$10,189	$11,107	$10,911
8/23	$10,069	$10,947	$10,775
9/23	$9,739	$10,626	$10,440
10/23	$9,589	$10,536	$10,378
11/23	$10,268	$11,204	$11,008
12/23	$10,479	$11,465	$11,220
1/24	$10,445	$11,406	$11,155
2/24	$10,445	$11,421	$11,181
3/24	$10,422	$11,421	$11,161
4/24	$10,325	$11,279	$11,029
5/24	$10,314	$11,246	$10,963
6/24	$10,443	$11,418	$11,142
7/24	$10,507	$11,523	$11,259
8/24	$10,549	$11,613	$11,346
9/24	$10,658	$11,728	$11,452
10/24	$10,506	$11,557	$11,282
11/24	$10,680	$11,757	$11,457
12/24	$10,505	$11,586	$11,300
1/25	$10,494	$11,644	$11,364
2/25	$10,614	$11,759	$11,484
3/25	$10,372	$11,560	$11,300
4/25	$10,295	$11,467	$11,217
5/25	$10,208	$11,474	$11,251
6/25	$10,263	$11,546	$11,310
7/25	$10,175	$11,522	$11,312
8/25	$10,286	$11,622	$11,407
9/25	$10,609	$11,892	$11,640
10/25	$10,765	$12,039	$11,762
11/25	$10,799	$12,067	$11,796
12/25	$10,810	$12,078	$11,823
1/26	$10,865	$12,191	$11,944
2/26	$11,012	$12,343	$12,064
3/26	$10,753	$12,056	$11,793
4/26	$10,900	$12,194	$11,922
5/26	$10,922	$12,240	$11,949
6/26	$11,002	$12,358	$12,039
7/26	$10,773	$12,129	$11,825

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.87%	(0.25)%	0.75%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.87%	(0.25)%	0.75%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Minnesota Municipal Bond Index	4.53%	0.41%	1.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 247,792,433
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 927,811
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$247,792,433
# of Portfolio Holdings	163
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$927,811

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Special Tax Revenue	3.5%
Lease Rev./Cert. of Participation	4.1%
Housing	4.3%
Transportation	6.2%
Electric Utilities	9.7%
Education	10.7%
Hospital	18.2%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.0%
A	17.6%
AA	59.8%
AAA	16.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000092718
Shareholder Report [Line Items]
Fund Name	Eaton Vance Minnesota Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight allocation to, and security selections in healthcare/hospital bonds contributed to Index-relative returns during the period

↑ An overweight allocation to, and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight exposure to, and security selections in bonds with 17 to 22 years to maturity also contributed to performance during the period

↓ In contrast, security selections in bonds with 8-12 years remaining to maturity detracted from the Fund's performance

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An underweight position in, and security selections in the leasing sector also hurt performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,002,464	$1,001,349	$1,000,477
9/16	$997,761	$996,352	$995,003
10/16	$988,917	$985,899	$986,683
11/16	$956,662	$949,129	$950,927
12/16	$967,430	$960,272	$961,859
1/17	$969,875	$966,603	$968,735
2/17	$974,351	$973,315	$977,174
3/17	$977,719	$975,428	$979,102
4/17	$983,226	$982,505	$985,872
5/17	$999,205	$998,099	$997,921
6/17	$995,344	$994,519	$993,907
7/17	$999,779	$1,002,565	$1,001,688
8/17	$1,006,323	$1,010,195	$1,006,886
9/17	$1,002,352	$1,005,059	$1,001,646
10/17	$1,002,597	$1,007,512	$1,003,528
11/17	$999,621	$1,002,117	$995,627
12/17	$1,009,405	$1,012,591	$1,005,464
1/18	$994,770	$1,000,670	$995,054
2/18	$989,738	$997,680	$992,660
3/18	$995,200	$1,001,363	$995,098
4/18	$991,042	$997,789	$992,312
5/18	$1,001,953	$1,009,215	$1,001,118
6/18	$1,002,129	$1,010,076	$1,002,118
7/18	$1,003,352	$1,012,527	$1,004,816
8/18	$1,005,604	$1,015,127	$1,005,978
9/18	$999,209	$1,008,555	$999,700
10/18	$992,804	$1,002,345	$994,778
11/18	$1,002,837	$1,013,439	$1,005,973
12/18	$1,014,998	$1,025,573	$1,019,266
1/19	$1,023,847	$1,033,326	$1,027,098
2/19	$1,028,393	$1,038,858	$1,032,449
3/19	$1,041,562	$1,055,280	$1,046,727
4/19	$1,044,827	$1,059,246	$1,048,847
5/19	$1,056,841	$1,073,849	$1,061,618
6/19	$1,061,170	$1,077,815	$1,066,124
7/19	$1,069,909	$1,086,501	$1,074,987
8/19	$1,086,424	$1,103,639	$1,089,841
9/19	$1,078,456	$1,094,792	$1,080,283
10/19	$1,078,219	$1,096,754	$1,082,415
11/19	$1,079,212	$1,099,497	$1,084,819
12/19	$1,082,410	$1,102,854	$1,087,233
1/20	$1,098,851	$1,122,668	$1,105,353
2/20	$1,109,810	$1,137,146	$1,116,924
3/20	$1,081,335	$1,095,898	$1,088,916
4/20	$1,068,587	$1,082,145	$1,077,454
5/20	$1,101,013	$1,116,569	$1,111,775
6/20	$1,105,144	$1,125,759	$1,115,671
7/20	$1,119,415	$1,144,719	$1,131,101
8/20	$1,115,514	$1,139,348	$1,125,456
9/20	$1,116,192	$1,139,590	$1,126,448
10/20	$1,112,322	$1,136,167	$1,123,781
11/20	$1,125,721	$1,153,312	$1,138,148
12/20	$1,129,824	$1,160,338	$1,142,904
1/21	$1,133,908	$1,167,732	$1,147,034
2/21	$1,118,576	$1,149,178	$1,131,394
3/21	$1,122,649	$1,156,266	$1,136,839
4/21	$1,130,230	$1,165,964	$1,145,595
5/21	$1,133,162	$1,169,443	$1,147,028
6/21	$1,134,973	$1,172,654	$1,149,029
7/21	$1,143,677	$1,182,379	$1,158,580
8/21	$1,140,747	$1,178,040	$1,153,924
9/21	$1,133,206	$1,169,539	$1,146,225
10/21	$1,131,367	$1,166,119	$1,141,957
11/21	$1,137,717	$1,176,046	$1,150,818
12/21	$1,138,205	$1,177,943	$1,152,607
1/22	$1,114,100	$1,145,700	$1,123,155
2/22	$1,109,963	$1,141,595	$1,120,136
3/22	$1,084,638	$1,104,588	$1,087,066
4/22	$1,062,858	$1,074,036	$1,060,271
5/22	$1,076,392	$1,089,990	$1,073,667
6/22	$1,064,342	$1,072,138	$1,058,829
7/22	$1,085,069	$1,100,466	$1,084,280
8/22	$1,065,705	$1,076,347	$1,063,971
9/22	$1,033,455	$1,035,037	$1,027,224
10/22	$1,028,481	$1,026,429	$1,018,538
11/22	$1,066,419	$1,074,438	$1,063,647
12/22	$1,067,465	$1,077,515	$1,067,722
1/23	$1,092,369	$1,108,466	$1,094,649
2/23	$1,072,032	$1,083,402	$1,072,709
3/23	$1,089,974	$1,107,440	$1,095,274
4/23	$1,087,598	$1,104,910	$1,091,020
5/23	$1,078,048	$1,095,335	$1,079,360
6/23	$1,086,669	$1,106,307	$1,085,088
7/23	$1,087,759	$1,110,684	$1,091,096
8/23	$1,075,879	$1,094,694	$1,077,484
9/23	$1,042,234	$1,062,610	$1,044,000
10/23	$1,026,881	$1,053,567	$1,037,839
11/23	$1,099,619	$1,120,449	$1,100,806
12/23	$1,123,424	$1,146,491	$1,121,966
1/24	$1,121,504	$1,140,635	$1,115,474
2/24	$1,122,150	$1,142,100	$1,118,050
3/24	$1,120,260	$1,142,064	$1,116,108
4/24	$1,109,785	$1,127,920	$1,102,912
5/24	$1,110,419	$1,124,611	$1,096,343
6/24	$1,124,828	$1,141,849	$1,114,180
7/24	$1,132,941	$1,152,257	$1,125,878
8/24	$1,138,625	$1,161,344	$1,134,577
9/24	$1,150,696	$1,172,822	$1,145,201
10/24	$1,135,042	$1,155,721	$1,128,164
11/24	$1,156,012	$1,175,685	$1,145,706
12/24	$1,137,720	$1,158,569	$1,129,998
1/25	$1,137,114	$1,164,376	$1,136,420
2/25	$1,150,516	$1,175,920	$1,148,350
3/25	$1,125,574	$1,155,992	$1,130,022
4/25	$1,117,315	$1,146,678	$1,121,718
5/25	$1,109,061	$1,147,415	$1,125,120
6/25	$1,116,271	$1,154,558	$1,131,025
7/25	$1,106,638	$1,152,226	$1,131,191
8/25	$1,120,391	$1,162,241	$1,140,739
9/25	$1,156,270	$1,189,156	$1,164,048
10/25	$1,175,273	$1,203,905	$1,176,238
11/25	$1,178,713	$1,206,666	$1,179,589
12/25	$1,180,830	$1,207,753	$1,182,325
1/26	$1,188,021	$1,219,087	$1,194,413
2/26	$1,204,702	$1,234,281	$1,206,413
3/26	$1,177,625	$1,205,613	$1,179,258
4/26	$1,194,356	$1,219,418	$1,192,198
5/26	$1,197,750	$1,223,971	$1,194,937
6/26	$1,207,873	$1,235,768	$1,203,888
7/26	$1,182,958	$1,212,892	$1,182,467

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.90%	0.68%	1.69%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Minnesota Municipal Bond Index	4.53%	0.41%	1.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 247,792,433
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 927,811
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$247,792,433
# of Portfolio Holdings	163
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$927,811

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Special Tax Revenue	3.5%
Lease Rev./Cert. of Participation	4.1%
Housing	4.3%
Transportation	6.2%
Electric Utilities	9.7%
Education	10.7%
Hospital	18.2%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.0%
A	17.6%
AA	59.8%
AAA	16.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000100969
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class A
Trading Symbol	EMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to performance relative to the Index during the period

↑ An overweight exposure to, and security selections in, bonds with coupon rates of 4% contributed to performance relative to the Index

↑ An overweight exposure to, and security selections in, bonds with 17-22 years remaining to maturity contributed to returns during the period

↓ Out-of-Index exposures to variable-rate demand notes and floating-rate notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds also detracted during the period

↓ An underweight exposure to the transportation sector hurt returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
7/16	$9,675	$10,000
8/16	$9,705	$10,013
9/16	$9,679	$9,964
10/16	$9,573	$9,859
11/16	$9,168	$9,491
12/16	$9,240	$9,603
1/17	$9,281	$9,666
2/17	$9,347	$9,733
3/17	$9,388	$9,754
4/17	$9,486	$9,825
5/17	$9,623	$9,981
6/17	$9,598	$9,945
7/17	$9,679	$10,026
8/17	$9,767	$10,102
9/17	$9,749	$10,051
10/17	$9,739	$10,075
11/17	$9,697	$10,021
12/17	$9,778	$10,126
1/18	$9,672	$10,007
2/18	$9,650	$9,977
3/18	$9,676	$10,014
4/18	$9,645	$9,978
5/18	$9,761	$10,092
6/18	$9,772	$10,101
7/18	$9,816	$10,125
8/18	$9,826	$10,151
9/18	$9,779	$10,086
10/18	$9,716	$10,023
11/18	$9,794	$10,134
12/18	$9,880	$10,256
1/19	$9,974	$10,333
2/19	$10,028	$10,389
3/19	$10,147	$10,553
4/19	$10,174	$10,592
5/19	$10,294	$10,738
6/19	$10,338	$10,778
7/19	$10,406	$10,865
8/19	$10,534	$11,036
9/19	$10,468	$10,948
10/19	$10,477	$10,968
11/19	$10,495	$10,995
12/19	$10,530	$11,029
1/20	$10,708	$11,227
2/20	$10,872	$11,371
3/20	$10,172	$10,959
4/20	$9,875	$10,821
5/20	$10,186	$11,166
6/20	$10,455	$11,258
7/20	$10,647	$11,447
8/20	$10,648	$11,393
9/20	$10,643	$11,396
10/20	$10,628	$11,362
11/20	$10,804	$11,533
12/20	$10,953	$11,603
1/21	$11,112	$11,677
2/21	$10,981	$11,492
3/21	$11,014	$11,563
4/21	$11,107	$11,660
5/21	$11,173	$11,694
6/21	$11,230	$11,727
7/21	$11,322	$11,824
8/21	$11,283	$11,780
9/21	$11,183	$11,695
10/21	$11,144	$11,661
11/21	$11,238	$11,760
12/21	$11,239	$11,779
1/22	$10,957	$11,457
2/22	$10,893	$11,416
3/22	$10,585	$11,046
4/22	$10,287	$10,740
5/22	$10,351	$10,900
6/22	$10,153	$10,721
7/22	$10,364	$11,005
8/22	$10,176	$10,763
9/22	$9,851	$10,350
10/22	$9,763	$10,264
11/22	$10,136	$10,744
12/22	$10,135	$10,775
1/23	$10,421	$11,085
2/23	$10,216	$10,834
3/23	$10,400	$11,074
4/23	$10,379	$11,049
5/23	$10,321	$10,953
6/23	$10,405	$11,063
7/23	$10,431	$11,107
8/23	$10,298	$10,947
9/23	$10,025	$10,626
10/23	$9,884	$10,536
11/23	$10,498	$11,204
12/23	$10,744	$11,465
1/24	$10,765	$11,406
2/24	$10,775	$11,421
3/24	$10,795	$11,421
4/24	$10,699	$11,279
5/24	$10,709	$11,246
6/24	$10,883	$11,418
7/24	$10,990	$11,523
8/24	$11,097	$11,613
9/24	$11,234	$11,728
10/24	$11,078	$11,557
11/24	$11,264	$11,757
12/24	$11,108	$11,586
1/25	$11,147	$11,644
2/25	$11,265	$11,759
3/25	$11,068	$11,560
4/25	$11,023	$11,467
5/25	$10,964	$11,474
6/25	$11,045	$11,546
7/25	$10,977	$11,522
8/25	$11,079	$11,622
9/25	$11,393	$11,892
10/25	$11,564	$12,039
11/25	$11,606	$12,067
12/25	$11,627	$12,078
1/26	$11,708	$12,191
2/26	$11,893	$12,343
3/26	$11,618	$12,056
4/26	$11,774	$12,194
5/26	$11,846	$12,240
6/26	$11,952	$12,358
7/26	$11,729	$12,129

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.84%	0.71%	1.94%
Class A with 3.25% Maximum Sales Charge	3.35%	0.05%	1.61%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 780,896,569
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 4,162,161
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$780,896,569
# of Portfolio Holdings	617
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$4,162,161

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Water and Sewer	3.4%
Industrial Development Revenue	3.6%
Lease Rev./Cert. of Participation	4.0%
Special Tax Revenue	6.3%
Other Revenue	6.4%
Hospital	6.8%
Senior Living/Life Care	7.5%
Education	9.2%
Housing	9.9%
Transportation	10.7%
General Obligations	27.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.3%
B	0.7%
BB	7.9%
BBB	5.5%
A	19.9%
AA	51.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In September 2026, the Board of Trustees of the Fund approved the reorganization of the Fund into a corresponding exchange-traded fund, the Eaton Vance Municipal Opportunities ETF. The proposed reorganization is subject to approval by the shareholders of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100970
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class C
Trading Symbol	EMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.67%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to performance relative to the Index during the period

↑ An overweight exposure to, and security selections in, bonds with coupon rates of 4% contributed to performance relative to the Index

↑ An overweight exposure to, and security selections in, bonds with 17-22 years remaining to maturity contributed to returns during the period

↓ Out-of-Index exposures to variable-rate demand notes and floating-rate notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds also detracted during the period

↓ An underweight exposure to the transportation sector hurt returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index
7/16	$10,000	$10,000
8/16	$10,024	$10,013
9/16	$9,983	$9,964
10/16	$9,868	$9,859
11/16	$9,444	$9,491
12/16	$9,512	$9,603
1/17	$9,548	$9,666
2/17	$9,610	$9,733
3/17	$9,647	$9,754
4/17	$9,749	$9,825
5/17	$9,884	$9,981
6/17	$9,844	$9,945
7/17	$9,929	$10,026
8/17	$10,004	$10,102
9/17	$9,980	$10,051
10/17	$9,963	$10,075
11/17	$9,922	$10,021
12/17	$9,991	$10,126
1/18	$9,885	$10,007
2/18	$9,848	$9,977
3/18	$9,868	$10,014
4/18	$9,839	$9,978
5/18	$9,943	$10,092
6/18	$9,956	$10,101
7/18	$9,986	$10,125
8/18	$9,998	$10,151
9/18	$9,944	$10,086
10/18	$9,873	$10,023
11/18	$9,947	$10,134
12/18	$10,028	$10,256
1/19	$10,109	$10,333
2/19	$10,157	$10,389
3/19	$10,272	$10,553
4/19	$10,293	$10,592
5/19	$10,416	$10,738
6/19	$10,454	$10,778
7/19	$10,508	$10,865
8/19	$10,631	$11,036
9/19	$10,557	$10,948
10/19	$10,560	$10,968
11/19	$10,580	$10,995
12/19	$10,599	$11,029
1/20	$10,781	$11,227
2/20	$10,940	$11,371
3/20	$10,221	$10,959
4/20	$9,915	$10,821
5/20	$10,230	$11,166
6/20	$10,486	$11,258
7/20	$10,680	$11,447
8/20	$10,674	$11,393
9/20	$10,662	$11,396
10/20	$10,632	$11,362
11/20	$10,810	$11,533
12/20	$10,943	$11,603
1/21	$11,096	$11,677
2/21	$10,958	$11,492
3/21	$10,993	$11,563
4/21	$11,079	$11,660
5/21	$11,129	$11,694
6/21	$11,179	$11,727
7/21	$11,272	$11,824
8/21	$11,226	$11,780
9/21	$11,119	$11,695
10/21	$11,065	$11,661
11/21	$11,152	$11,760
12/21	$11,145	$11,779
1/22	$10,867	$11,457
2/22	$10,788	$11,416
3/22	$10,476	$11,046
4/22	$10,184	$10,740
5/22	$10,232	$10,900
6/22	$10,030	$10,721
7/22	$10,241	$11,005
8/22	$10,049	$10,763
9/22	$9,713	$10,350
10/22	$9,620	$10,264
11/22	$9,990	$10,744
12/22	$9,983	$10,775
1/23	$10,249	$11,085
2/23	$10,051	$10,834
3/23	$10,225	$11,074
4/23	$10,199	$11,049
5/23	$10,135	$10,953
6/23	$10,211	$11,063
7/23	$10,230	$11,107
8/23	$10,084	$10,947
9/23	$9,820	$10,626
10/23	$9,675	$10,536
11/23	$10,271	$11,204
12/23	$10,505	$11,465
1/24	$10,518	$11,406
2/24	$10,522	$11,421
3/24	$10,534	$11,421
4/24	$10,435	$11,279
5/24	$10,438	$11,246
6/24	$10,601	$11,418
7/24	$10,698	$11,523
8/24	$10,785	$11,613
9/24	$10,912	$11,728
10/24	$10,763	$11,557
11/24	$10,928	$11,757
12/24	$10,769	$11,586
1/25	$10,800	$11,644
2/25	$10,918	$11,759
3/25	$10,720	$11,560
4/25	$10,670	$11,467
5/25	$10,596	$11,474
6/25	$10,678	$11,546
7/25	$10,596	$11,522
8/25	$10,687	$11,622
9/25	$10,993	$11,892
10/25	$11,152	$12,039
11/25	$11,185	$12,067
12/25	$11,199	$12,078
1/26	$11,269	$12,191
2/26	$11,430	$12,343
3/26	$11,169	$12,056
4/26	$11,311	$12,194
5/26	$11,374	$12,240
6/26	$11,468	$12,358
7/26	$11,236	$12,129

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.05%	(0.06)%	1.17%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.05%	(0.06)%	1.17%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 780,896,569
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 4,162,161
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$780,896,569
# of Portfolio Holdings	617
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$4,162,161

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Water and Sewer	3.4%
Industrial Development Revenue	3.6%
Lease Rev./Cert. of Participation	4.0%
Special Tax Revenue	6.3%
Other Revenue	6.4%
Hospital	6.8%
Senior Living/Life Care	7.5%
Education	9.2%
Housing	9.9%
Transportation	10.7%
General Obligations	27.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.3%
B	0.7%
BB	7.9%
BBB	5.5%
A	19.9%
AA	51.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In September 2026, the Board of Trustees of the Fund approved the reorganization of the Fund into a corresponding exchange-traded fund, the Eaton Vance Municipal Opportunities ETF. The proposed reorganization is subject to approval by the shareholders of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000100971
Shareholder Report [Line Items]
Fund Name	Eaton Vance Municipal Opportunities Fund
Class Name	Class I
Trading Symbol	EMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to performance relative to the Index during the period

↑ An overweight exposure to, and security selections in, bonds with coupon rates of 4% contributed to performance relative to the Index

↑ An overweight exposure to, and security selections in, bonds with 17-22 years remaining to maturity contributed to returns during the period

↓ Out-of-Index exposures to variable-rate demand notes and floating-rate notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds also detracted during the period

↓ An underweight exposure to the transportation sector hurt returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index
7/16	$1,000,000	$1,000,000
8/16	$1,003,260	$1,001,349
9/16	$1,000,798	$996,352
10/16	$989,329	$985,899
11/16	$948,457	$949,129
12/16	$955,325	$960,272
1/17	$960,522	$966,603
2/17	$967,535	$973,315
3/17	$972,022	$975,428
4/17	$982,291	$982,505
5/17	$996,655	$998,099
6/17	$994,368	$994,519
7/17	$1,002,887	$1,002,565
8/17	$1,012,196	$1,010,195
9/17	$1,010,560	$1,005,059
10/17	$1,009,731	$1,007,512
11/17	$1,005,591	$1,002,117
12/17	$1,014,193	$1,012,591
1/18	$1,003,491	$1,000,670
2/18	$1,000,520	$997,680
3/18	$1,003,399	$1,001,363
4/18	$1,001,296	$997,789
5/18	$1,012,725	$1,009,215
6/18	$1,014,893	$1,010,076
7/18	$1,019,644	$1,012,527
8/18	$1,020,943	$1,015,127
9/18	$1,016,275	$1,008,555
10/18	$1,009,893	$1,002,345
11/18	$1,018,198	$1,013,439
12/18	$1,027,393	$1,025,573
1/19	$1,037,415	$1,033,326
2/19	$1,043,166	$1,038,858
3/19	$1,054,883	$1,055,280
4/19	$1,057,961	$1,059,246
5/19	$1,071,462	$1,073,849
6/19	$1,076,261	$1,077,815
7/19	$1,082,731	$1,086,501
8/19	$1,097,149	$1,103,639
9/19	$1,090,507	$1,094,792
10/19	$1,090,819	$1,096,754
11/19	$1,093,758	$1,099,497
12/19	$1,096,699	$1,102,854
1/20	$1,116,423	$1,122,668
2/20	$1,133,690	$1,137,146
3/20	$1,060,199	$1,095,898
4/20	$1,029,435	$1,082,145
5/20	$1,062,932	$1,116,569
6/20	$1,090,351	$1,125,759
7/20	$1,111,467	$1,144,719
8/20	$1,111,837	$1,139,348
9/20	$1,111,476	$1,139,590
10/20	$1,110,173	$1,136,167
11/20	$1,128,773	$1,153,312
12/20	$1,143,629	$1,160,338
1/21	$1,161,417	$1,167,732
2/21	$1,147,043	$1,149,178
3/21	$1,151,683	$1,156,266
4/21	$1,161,597	$1,165,964
5/21	$1,167,813	$1,169,443
6/21	$1,174,048	$1,172,654
7/21	$1,184,810	$1,182,379
8/21	$1,180,953	$1,178,040
9/21	$1,170,726	$1,169,539
10/21	$1,166,904	$1,166,119
11/21	$1,176,118	$1,176,046
12/21	$1,177,362	$1,177,943
1/22	$1,148,099	$1,145,700
2/22	$1,140,650	$1,141,595
3/22	$1,108,661	$1,104,588
4/22	$1,078,696	$1,074,036
5/22	$1,084,680	$1,089,990
6/22	$1,064,214	$1,072,138
7/22	$1,087,417	$1,100,466
8/22	$1,068,029	$1,076,347
9/22	$1,033,189	$1,035,037
10/22	$1,024,201	$1,026,429
11/22	$1,064,455	$1,074,438
12/22	$1,064,567	$1,077,515
1/23	$1,093,869	$1,108,466
2/23	$1,073,593	$1,083,402
3/23	$1,092,065	$1,107,440
4/23	$1,091,137	$1,104,910
5/23	$1,085,304	$1,095,335
6/23	$1,094,255	$1,106,307
7/23	$1,097,230	$1,110,684
8/23	$1,082,581	$1,094,694
9/23	$1,055,133	$1,062,610
10/23	$1,040,501	$1,053,567
11/23	$1,104,297	$1,120,449
12/23	$1,131,391	$1,146,491
1/24	$1,133,746	$1,140,635
2/24	$1,134,062	$1,142,100
3/24	$1,137,364	$1,142,064
4/24	$1,127,598	$1,127,920
5/24	$1,128,890	$1,124,611
6/24	$1,147,439	$1,141,849
7/24	$1,157,880	$1,152,257
8/24	$1,169,386	$1,161,344
9/24	$1,184,035	$1,172,822
10/24	$1,168,919	$1,155,721
11/24	$1,187,730	$1,175,685
12/24	$1,171,537	$1,158,569
1/25	$1,175,902	$1,164,376
2/25	$1,189,617	$1,175,920
3/25	$1,168,106	$1,155,992
4/25	$1,163,548	$1,146,678
5/25	$1,157,601	$1,147,415
6/25	$1,167,452	$1,154,558
7/25	$1,159,472	$1,152,226
8/25	$1,170,467	$1,162,241
9/25	$1,204,890	$1,189,156
10/25	$1,223,267	$1,203,905
11/25	$1,227,896	$1,206,666
12/25	$1,230,458	$1,207,753
1/26	$1,239,233	$1,219,087
2/26	$1,257,902	$1,234,281
3/26	$1,230,251	$1,205,613
4/26	$1,246,929	$1,219,418
5/26	$1,254,873	$1,223,971
6/26	$1,266,295	$1,235,768
7/26	$1,241,814	$1,212,892

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	7.10%	0.94%	2.19%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date		Jul. 31, 2025
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 780,896,569
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 4,162,161
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$780,896,569
# of Portfolio Holdings	617
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$4,162,161

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Water and Sewer	3.4%
Industrial Development Revenue	3.6%
Lease Rev./Cert. of Participation	4.0%
Special Tax Revenue	6.3%
Other Revenue	6.4%
Hospital	6.8%
Senior Living/Life Care	7.5%
Education	9.2%
Housing	9.9%
Transportation	10.7%
General Obligations	27.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.3%
B	0.7%
BB	7.9%
BBB	5.5%
A	19.9%
AA	51.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In September 2026, the Board of Trustees of the Fund approved the reorganization of the Fund into a corresponding exchange-traded fund, the Eaton Vance Municipal Opportunities ETF. The proposed reorganization is subject to approval by the shareholders of the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122
C000013127
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 22+ years remaining to maturity also contributed to Index-relative returns during the period

↓ Security selections in bonds with 8 to 12 years remaining to maturity detracted from returns during the period

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An allocation to taxable municipal bonds, which generally underperformed tax-exempt municipal bonds during the period, also detracted

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,723	$10,013	$10,062
9/16	$9,700	$9,964	$10,021
10/16	$9,635	$9,859	$9,891
11/16	$9,293	$9,491	$9,437
12/16	$9,372	$9,603	$9,502
1/17	$9,368	$9,666	$9,566
2/17	$9,417	$9,733	$9,657
3/17	$9,455	$9,754	$9,673
4/17	$9,536	$9,825	$9,724
5/17	$9,679	$9,981	$9,912
6/17	$9,665	$9,945	$9,879
7/17	$9,714	$10,026	$9,979
8/17	$9,796	$10,102	$10,133
9/17	$9,784	$10,051	$10,167
10/17	$9,782	$10,075	$10,201
11/17	$9,758	$10,021	$10,171
12/17	$9,819	$10,126	$10,278
1/18	$9,729	$10,007	$10,158
2/18	$9,704	$9,977	$10,130
3/18	$9,743	$10,014	$10,172
4/18	$9,717	$9,978	$10,149
5/18	$9,821	$10,092	$10,267
6/18	$9,848	$10,101	$10,295
7/18	$9,898	$10,125	$10,364
8/18	$9,926	$10,151	$10,397
9/18	$9,866	$10,086	$10,330
10/18	$9,816	$10,023	$10,250
11/18	$9,910	$10,134	$10,357
12/18	$10,014	$10,256	$10,497
1/19	$10,095	$10,333	$10,587
2/19	$10,154	$10,389	$10,653
3/19	$10,313	$10,553	$10,856
4/19	$10,361	$10,592	$10,899
5/19	$10,510	$10,738	$11,095
6/19	$10,568	$10,778	$11,150
7/19	$10,660	$10,865	$11,266
8/19	$10,875	$11,036	$11,471
9/19	$10,786	$10,948	$11,357
10/19	$10,787	$10,968	$11,371
11/19	$10,801	$10,995	$11,411
12/19	$10,827	$11,029	$11,461
1/20	$11,058	$11,227	$11,694
2/20	$11,232	$11,371	$11,862
3/20	$10,733	$10,959	$11,056
4/20	$10,484	$10,821	$10,807
5/20	$10,866	$11,166	$11,080
6/20	$10,961	$11,258	$11,380
7/20	$11,159	$11,447	$11,741
8/20	$11,138	$11,393	$11,752
9/20	$11,151	$11,396	$11,730
10/20	$11,128	$11,362	$11,688
11/20	$11,304	$11,533	$11,942
12/20	$11,409	$11,603	$12,103
1/21	$11,526	$11,677	$12,275
2/21	$11,315	$11,492	$12,087
3/21	$11,373	$11,563	$12,164
4/21	$11,466	$11,660	$12,295
5/21	$11,512	$11,694	$12,342
6/21	$11,546	$11,727	$12,405
7/21	$11,638	$11,824	$12,535
8/21	$11,589	$11,780	$12,500
9/21	$11,492	$11,695	$12,409
10/21	$11,467	$11,661	$12,336
11/21	$11,557	$11,760	$12,448
12/21	$11,561	$11,779	$12,480
1/22	$11,256	$11,457	$12,105
2/22	$11,180	$11,416	$12,032
3/22	$10,850	$11,046	$11,627
4/22	$10,509	$10,740	$11,280
5/22	$10,591	$10,900	$11,449
6/22	$10,431	$10,721	$11,281
7/22	$10,695	$11,005	$11,616
8/22	$10,427	$10,763	$11,366
9/22	$10,061	$10,350	$10,900
10/22	$9,975	$10,264	$10,807
11/22	$10,415	$10,744	$11,344
12/22	$10,428	$10,775	$11,364
1/23	$10,698	$11,085	$11,742
2/23	$10,465	$10,834	$11,486
3/23	$10,675	$11,074	$11,766
4/23	$10,677	$11,049	$11,736
5/23	$10,592	$10,953	$11,656
6/23	$10,681	$11,063	$11,773
7/23	$10,706	$11,107	$11,842
8/23	$10,607	$10,947	$11,686
9/23	$10,358	$10,626	$11,369
10/23	$10,246	$10,536	$11,267
11/23	$10,788	$11,204	$11,957
12/23	$11,016	$11,465	$12,241
1/24	$10,991	$11,406	$12,189
2/24	$10,993	$11,421	$12,211
3/24	$10,983	$11,421	$12,205
4/24	$10,871	$11,279	$12,060
5/24	$10,863	$11,246	$12,020
6/24	$11,020	$11,418	$12,204
7/24	$11,114	$11,523	$12,321
8/24	$11,195	$11,613	$12,427
9/24	$11,316	$11,728	$12,545
10/24	$11,166	$11,557	$12,376
11/24	$11,352	$11,757	$12,586
12/24	$11,213	$11,586	$12,409
1/25	$11,204	$11,644	$12,503
2/25	$11,313	$11,759	$12,615
3/25	$11,094	$11,560	$12,393
4/25	$11,033	$11,467	$12,291
5/25	$10,906	$11,474	$12,299
6/25	$10,990	$11,546	$12,379
7/25	$10,928	$11,522	$12,390
8/25	$11,026	$11,622	$12,493
9/25	$11,377	$11,892	$12,774
10/25	$11,541	$12,039	$12,931
11/25	$11,574	$12,067	$12,967
12/25	$11,580	$12,078	$12,980
1/26	$11,666	$12,191	$13,115
2/26	$11,822	$12,343	$13,284
3/26	$11,596	$12,056	$12,995
4/26	$11,737	$12,194	$13,136
5/26	$11,784	$12,240	$13,179
6/26	$11,886	$12,358	$13,281
7/26	$11,642	$12,129	$13,040

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.54%	0.01%	1.87%
Class A with 3.25% Maximum Sales Charge	3.03%	(0.65)%	1.53%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg New Jersey Municipal Bond Index	5.25%	0.79%	2.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 149,340,508
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 548,948
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$149,340,508
# of Portfolio Holdings	109
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$548,948

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.3%
Industrial Development Revenue	5.7%
Special Tax Revenue	6.0%
Housing	6.0%
Hospital	10.4%
Lease Rev./Cert. of Participation	12.0%
General Obligations	15.1%
Education	15.7%
Transportation	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	0.6%
BBB	9.5%
A	21.5%
AA	59.5%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013129
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 22+ years remaining to maturity also contributed to Index-relative returns during the period

↓ Security selections in bonds with 8 to 12 years remaining to maturity detracted from returns during the period

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An allocation to taxable municipal bonds, which generally underperformed tax-exempt municipal bonds during the period, also detracted

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,052	$10,013	$10,062
9/16	$10,014	$9,964	$10,021
10/16	$9,945	$9,859	$9,891
11/16	$9,582	$9,491	$9,437
12/16	$9,655	$9,603	$9,502
1/17	$9,646	$9,666	$9,566
2/17	$9,690	$9,733	$9,657
3/17	$9,723	$9,754	$9,673
4/17	$9,807	$9,825	$9,724
5/17	$9,943	$9,981	$9,912
6/17	$9,925	$9,945	$9,879
7/17	$9,968	$10,026	$9,979
8/17	$10,044	$10,102	$10,133
9/17	$10,027	$10,051	$10,167
10/17	$10,019	$10,075	$10,201
11/17	$9,981	$10,021	$10,171
12/17	$10,046	$10,126	$10,278
1/18	$9,953	$10,007	$10,158
2/18	$9,913	$9,977	$10,130
3/18	$9,956	$10,014	$10,172
4/18	$9,916	$9,978	$10,149
5/18	$10,023	$10,092	$10,267
6/18	$10,034	$10,101	$10,295
7/18	$10,078	$10,125	$10,364
8/18	$10,110	$10,151	$10,397
9/18	$10,046	$10,086	$10,330
10/18	$9,982	$10,023	$10,250
11/18	$10,068	$10,134	$10,357
12/18	$10,165	$10,256	$10,497
1/19	$10,248	$10,333	$10,587
2/19	$10,301	$10,389	$10,653
3/19	$10,450	$10,553	$10,856
4/19	$10,492	$10,592	$10,899
5/19	$10,641	$10,738	$11,095
6/19	$10,692	$10,778	$11,150
7/19	$10,775	$10,865	$11,266
8/19	$10,989	$11,036	$11,471
9/19	$10,897	$10,948	$11,357
10/19	$10,892	$10,968	$11,371
11/19	$10,889	$10,995	$11,411
12/19	$10,919	$11,029	$11,461
1/20	$11,147	$11,227	$11,694
2/20	$11,310	$11,371	$11,862
3/20	$10,800	$10,959	$11,056
4/20	$10,544	$10,821	$10,807
5/20	$10,917	$11,166	$11,080
6/20	$11,003	$11,258	$11,380
7/20	$11,199	$11,447	$11,741
8/20	$11,173	$11,393	$11,752
9/20	$11,180	$11,396	$11,730
10/20	$11,141	$11,362	$11,688
11/20	$11,305	$11,533	$11,942
12/20	$11,423	$11,603	$12,103
1/21	$11,518	$11,677	$12,275
2/21	$11,311	$11,492	$12,087
3/21	$11,361	$11,563	$12,164
4/21	$11,446	$11,660	$12,295
5/21	$11,484	$11,694	$12,342
6/21	$11,500	$11,727	$12,405
7/21	$11,583	$11,824	$12,535
8/21	$11,542	$11,780	$12,500
9/21	$11,433	$11,695	$12,409
10/21	$11,404	$11,661	$12,336
11/21	$11,484	$11,760	$12,448
12/21	$11,481	$11,779	$12,480
1/22	$11,173	$11,457	$12,105
2/22	$11,095	$11,416	$12,032
3/22	$10,752	$11,046	$11,627
4/22	$10,410	$10,740	$11,280
5/22	$10,482	$10,900	$11,449
6/22	$10,314	$10,721	$11,281
7/22	$10,570	$11,005	$11,616
8/22	$10,298	$10,763	$11,366
9/22	$9,934	$10,350	$10,900
10/22	$9,847	$10,264	$10,807
11/22	$10,270	$10,744	$11,344
12/22	$10,265	$10,775	$11,364
1/23	$10,526	$11,085	$11,742
2/23	$10,302	$10,834	$11,486
3/23	$10,506	$11,074	$11,766
4/23	$10,502	$11,049	$11,736
5/23	$10,405	$10,953	$11,656
6/23	$10,495	$11,063	$11,773
7/23	$10,502	$11,107	$11,842
8/23	$10,403	$10,947	$11,686
9/23	$10,151	$10,626	$11,369
10/23	$10,029	$10,536	$11,267
11/23	$10,556	$11,204	$11,957
12/23	$10,776	$11,465	$12,241
1/24	$10,748	$11,406	$12,189
2/24	$10,732	$11,421	$12,211
3/24	$10,729	$11,421	$12,205
4/24	$10,607	$11,279	$12,060
5/24	$10,593	$11,246	$12,020
6/24	$10,735	$11,418	$12,204
7/24	$10,829	$11,523	$12,321
8/24	$10,887	$11,613	$12,427
9/24	$11,007	$11,728	$12,545
10/24	$10,861	$11,557	$12,376
11/24	$11,029	$11,757	$12,586
12/24	$10,882	$11,586	$12,409
1/25	$10,879	$11,644	$12,503
2/25	$10,976	$11,759	$12,615
3/25	$10,754	$11,560	$12,393
4/25	$10,680	$11,467	$12,291
5/25	$10,544	$11,474	$12,299
6/25	$10,641	$11,546	$12,379
7/25	$10,566	$11,522	$12,390
8/25	$10,651	$11,622	$12,493
9/25	$10,984	$11,892	$12,774
10/25	$11,142	$12,039	$12,931
11/25	$11,167	$12,067	$12,967
12/25	$11,154	$12,078	$12,980
1/26	$11,228	$12,191	$13,115
2/26	$11,379	$12,343	$13,284
3/26	$11,152	$12,056	$12,995
4/26	$11,277	$12,194	$13,136
5/26	$11,314	$12,240	$13,179
6/26	$11,415	$12,358	$13,281
7/26	$11,172	$12,129	$13,040

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.74%	(0.72)%	1.11%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.74%	(0.72)%	1.11%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg New Jersey Municipal Bond Index	5.25%	0.79%	2.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 149,340,508
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 548,948
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$149,340,508
# of Portfolio Holdings	109
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$548,948

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.3%
Industrial Development Revenue	5.7%
Special Tax Revenue	6.0%
Housing	6.0%
Hospital	10.4%
Lease Rev./Cert. of Participation	12.0%
General Obligations	15.1%
Education	15.7%
Transportation	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	0.6%
BBB	9.5%
A	21.5%
AA	59.5%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000063948
Shareholder Report [Line Items]
Fund Name	Eaton Vance New Jersey Municipal Income Fund
Class Name	Class I
Trading Symbol	EINJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 22+ years remaining to maturity also contributed to Index-relative returns during the period

↓ Security selections in bonds with 8 to 12 years remaining to maturity detracted from returns during the period

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An allocation to taxable municipal bonds, which generally underperformed tax-exempt municipal bonds during the period, also detracted

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,006,180	$1,001,349	$1,006,229
9/16	$1,002,892	$996,352	$1,002,113
10/16	$996,387	$985,899	$989,123
11/16	$961,202	$949,129	$943,695
12/16	$969,523	$960,272	$950,165
1/17	$969,302	$966,603	$956,608
2/17	$974,465	$973,315	$965,696
3/17	$978,601	$975,428	$967,297
4/17	$988,139	$982,505	$972,378
5/17	$1,002,036	$998,099	$991,169
6/17	$1,000,801	$994,519	$987,860
7/17	$1,006,075	$1,002,565	$997,924
8/17	$1,014,741	$1,010,195	$1,013,273
9/17	$1,013,624	$1,005,059	$1,016,691
10/17	$1,013,560	$1,007,512	$1,020,136
11/17	$1,011,255	$1,002,117	$1,017,064
12/17	$1,018,850	$1,012,591	$1,027,752
1/18	$1,009,716	$1,000,670	$1,015,785
2/18	$1,006,114	$997,680	$1,013,049
3/18	$1,011,436	$1,001,363	$1,017,222
4/18	$1,008,939	$997,789	$1,014,940
5/18	$1,019,862	$1,009,215	$1,026,746
6/18	$1,021,798	$1,010,076	$1,029,501
7/18	$1,027,137	$1,012,527	$1,036,443
8/18	$1,030,164	$1,015,127	$1,039,741
9/18	$1,025,222	$1,008,555	$1,033,033
10/18	$1,019,097	$1,002,345	$1,025,003
11/18	$1,028,997	$1,013,439	$1,035,714
12/18	$1,040,038	$1,025,573	$1,049,730
1/19	$1,049,709	$1,033,326	$1,058,724
2/19	$1,054,915	$1,038,858	$1,065,339
3/19	$1,072,749	$1,055,280	$1,085,611
4/19	$1,076,772	$1,059,246	$1,089,851
5/19	$1,092,390	$1,073,849	$1,109,453
6/19	$1,098,664	$1,077,815	$1,115,034
7/19	$1,108,364	$1,086,501	$1,126,592
8/19	$1,130,928	$1,103,639	$1,147,085
9/19	$1,123,069	$1,094,792	$1,135,675
10/19	$1,123,372	$1,096,754	$1,137,052
11/19	$1,123,791	$1,099,497	$1,141,143
12/19	$1,127,856	$1,102,854	$1,146,076
1/20	$1,152,065	$1,122,668	$1,169,434
2/20	$1,169,185	$1,137,146	$1,186,230
3/20	$1,118,551	$1,095,898	$1,105,641
4/20	$1,091,623	$1,082,145	$1,080,740
5/20	$1,131,494	$1,116,569	$1,107,964
6/20	$1,141,483	$1,125,759	$1,138,021
7/20	$1,163,493	$1,144,719	$1,174,072
8/20	$1,161,395	$1,139,348	$1,175,181
9/20	$1,162,848	$1,139,590	$1,173,019
10/20	$1,159,369	$1,136,167	$1,168,759
11/20	$1,177,830	$1,153,312	$1,194,164
12/20	$1,190,152	$1,160,338	$1,210,272
1/21	$1,202,394	$1,167,732	$1,227,510
2/21	$1,180,510	$1,149,178	$1,208,656
3/21	$1,186,661	$1,156,266	$1,216,377
4/21	$1,197,761	$1,165,964	$1,229,518
5/21	$1,201,360	$1,169,443	$1,234,239
6/21	$1,205,074	$1,172,654	$1,240,490
7/21	$1,214,768	$1,182,379	$1,253,459
8/21	$1,210,943	$1,178,040	$1,249,971
9/21	$1,200,940	$1,169,539	$1,240,917
10/21	$1,198,392	$1,166,119	$1,233,603
11/21	$1,208,018	$1,176,046	$1,244,815
12/21	$1,208,638	$1,177,943	$1,247,954
1/22	$1,177,065	$1,145,700	$1,210,494
2/22	$1,169,271	$1,141,595	$1,203,161
3/22	$1,133,818	$1,104,588	$1,162,701
4/22	$1,099,661	$1,074,036	$1,128,025
5/22	$1,108,350	$1,089,990	$1,144,932
6/22	$1,090,628	$1,072,138	$1,128,109
7/22	$1,118,390	$1,100,466	$1,161,646
8/22	$1,090,508	$1,076,347	$1,136,576
9/22	$1,053,735	$1,035,037	$1,089,954
10/22	$1,044,965	$1,026,429	$1,080,695
11/22	$1,091,090	$1,074,438	$1,134,399
12/22	$1,091,343	$1,077,515	$1,136,430
1/23	$1,119,764	$1,108,466	$1,174,172
2/23	$1,096,931	$1,083,402	$1,148,639
3/23	$1,119,105	$1,107,440	$1,176,582
4/23	$1,119,430	$1,104,910	$1,173,590
5/23	$1,109,449	$1,095,335	$1,165,601
6/23	$1,120,246	$1,106,307	$1,177,287
7/23	$1,123,122	$1,110,684	$1,184,234
8/23	$1,112,915	$1,094,694	$1,168,551
9/23	$1,087,012	$1,062,610	$1,136,862
10/23	$1,075,479	$1,053,567	$1,126,668
11/23	$1,131,073	$1,120,449	$1,195,650
12/23	$1,156,470	$1,146,491	$1,224,128
1/24	$1,154,125	$1,140,635	$1,218,883
2/24	$1,154,533	$1,142,100	$1,221,094
3/24	$1,153,625	$1,142,064	$1,220,524
4/24	$1,140,817	$1,127,920	$1,206,029
5/24	$1,141,421	$1,124,611	$1,202,034
6/24	$1,156,817	$1,141,849	$1,220,351
7/24	$1,168,189	$1,152,257	$1,232,094
8/24	$1,175,565	$1,161,344	$1,242,707
9/24	$1,189,808	$1,172,822	$1,254,473
10/24	$1,174,221	$1,155,721	$1,237,616
11/24	$1,193,966	$1,175,685	$1,258,583
12/24	$1,178,265	$1,158,569	$1,240,851
1/25	$1,178,864	$1,164,376	$1,250,269
2/25	$1,190,499	$1,175,920	$1,261,475
3/25	$1,166,363	$1,155,992	$1,239,283
4/25	$1,160,151	$1,146,678	$1,229,133
5/25	$1,146,963	$1,147,415	$1,229,922
6/25	$1,157,345	$1,154,558	$1,237,873
7/25	$1,151,055	$1,152,226	$1,239,022
8/25	$1,161,530	$1,162,241	$1,249,271
9/25	$1,198,675	$1,189,156	$1,277,445
10/25	$1,216,155	$1,203,905	$1,293,134
11/25	$1,219,831	$1,206,666	$1,296,731
12/25	$1,220,651	$1,207,753	$1,298,009
1/26	$1,228,480	$1,219,087	$1,311,533
2/26	$1,246,465	$1,234,281	$1,328,444
3/26	$1,221,547	$1,205,613	$1,299,529
4/26	$1,238,021	$1,219,418	$1,313,621
5/26	$1,241,683	$1,223,971	$1,317,899
6/26	$1,254,141	$1,235,768	$1,328,142
7/26	$1,227,240	$1,212,892	$1,304,021

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.62%	0.20%	2.07%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg New Jersey Municipal Bond Index	5.25%	0.79%	2.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 149,340,508
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 548,948
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$149,340,508
# of Portfolio Holdings	109
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$548,948

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.3%
Industrial Development Revenue	5.7%
Special Tax Revenue	6.0%
Housing	6.0%
Hospital	10.4%
Lease Rev./Cert. of Participation	12.0%
General Obligations	15.1%
Education	15.7%
Transportation	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	0.6%
BBB	9.5%
A	21.5%
AA	59.5%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013145
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class A
Trading Symbol	ETPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position and security selections in bonds rated BBB and below contributed to Index-relative returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 17 to 22 years remaining to maturity contributed to returns

↓ An allocation to variable-rate demand notes — typically considered a defensive investment — detracted from returns during the period

↓ Security selections in the leasing sector detracted from returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,692	$10,013	$10,012
9/16	$9,646	$9,964	$9,953
10/16	$9,567	$9,859	$9,850
11/16	$9,263	$9,491	$9,472
12/16	$9,346	$9,603	$9,593
1/17	$9,377	$9,666	$9,651
2/17	$9,427	$9,733	$9,716
3/17	$9,436	$9,754	$9,753
4/17	$9,498	$9,825	$9,827
5/17	$9,604	$9,981	$9,987
6/17	$9,578	$9,945	$9,975
7/17	$9,619	$10,026	$10,042
8/17	$9,682	$10,102	$10,124
9/17	$9,646	$10,051	$10,057
10/17	$9,643	$10,075	$10,090
11/17	$9,584	$10,021	$10,059
12/17	$9,648	$10,126	$10,170
1/18	$9,589	$10,007	$10,041
2/18	$9,575	$9,977	$10,001
3/18	$9,605	$10,014	$10,046
4/18	$9,591	$9,978	$10,013
5/18	$9,679	$10,092	$10,130
6/18	$9,709	$10,101	$10,142
7/18	$9,731	$10,125	$10,165
8/18	$9,753	$10,151	$10,201
9/18	$9,703	$10,086	$10,137
10/18	$9,653	$10,023	$10,066
11/18	$9,730	$10,134	$10,177
12/18	$9,819	$10,256	$10,319
1/19	$9,884	$10,333	$10,401
2/19	$9,938	$10,389	$10,464
3/19	$10,027	$10,553	$10,648
4/19	$10,058	$10,592	$10,696
5/19	$10,169	$10,738	$10,849
6/19	$10,221	$10,778	$10,894
7/19	$10,274	$10,865	$10,983
8/19	$10,420	$11,036	$11,175
9/19	$10,352	$10,948	$11,083
10/19	$10,355	$10,968	$11,107
11/19	$10,359	$10,995	$11,127
12/19	$10,389	$11,029	$11,169
1/20	$10,537	$11,227	$11,378
2/20	$10,661	$11,371	$11,538
3/20	$10,350	$10,959	$11,140
4/20	$10,231	$10,821	$10,954
5/20	$10,501	$11,166	$11,308
6/20	$10,564	$11,258	$11,403
7/20	$10,712	$11,447	$11,595
8/20	$10,662	$11,393	$11,554
9/20	$10,673	$11,396	$11,590
10/20	$10,647	$11,362	$11,553
11/20	$10,794	$11,533	$11,716
12/20	$10,868	$11,603	$11,776
1/21	$10,940	$11,677	$11,890
2/21	$10,765	$11,492	$11,691
3/21	$10,811	$11,563	$11,766
4/21	$10,908	$11,660	$11,865
5/21	$10,966	$11,694	$11,906
6/21	$11,000	$11,727	$11,950
7/21	$11,097	$11,824	$12,056
8/21	$11,056	$11,780	$12,008
9/21	$10,965	$11,695	$11,923
10/21	$10,949	$11,661	$11,881
11/21	$11,034	$11,760	$11,981
12/21	$11,056	$11,779	$11,994
1/22	$10,760	$11,457	$11,674
2/22	$10,695	$11,416	$11,633
3/22	$10,385	$11,046	$11,253
4/22	$10,063	$10,740	$10,937
5/22	$10,175	$10,900	$11,062
6/22	$10,006	$10,721	$10,876
7/22	$10,235	$11,005	$11,168
8/22	$10,013	$10,763	$10,932
9/22	$9,636	$10,350	$10,493
10/22	$9,532	$10,264	$10,396
11/22	$10,036	$10,744	$10,880
12/22	$10,010	$10,775	$10,908
1/23	$10,296	$11,085	$11,238
2/23	$10,023	$10,834	$10,993
3/23	$10,248	$11,074	$11,231
4/23	$10,237	$11,049	$11,209
5/23	$10,160	$10,953	$11,101
6/23	$10,269	$11,063	$11,230
7/23	$10,285	$11,107	$11,295
8/23	$10,155	$10,947	$11,104
9/23	$9,878	$10,626	$10,792
10/23	$9,707	$10,536	$10,690
11/23	$10,356	$11,204	$11,353
12/23	$10,602	$11,465	$11,634
1/24	$10,593	$11,406	$11,588
2/24	$10,598	$11,421	$11,615
3/24	$10,589	$11,421	$11,627
4/24	$10,499	$11,279	$11,486
5/24	$10,504	$11,246	$11,450
6/24	$10,659	$11,418	$11,627
7/24	$10,747	$11,523	$11,713
8/24	$10,807	$11,613	$11,801
9/24	$10,966	$11,728	$11,921
10/24	$10,792	$11,557	$11,763
11/24	$10,996	$11,757	$11,959
12/24	$10,822	$11,586	$11,786
1/25	$10,812	$11,644	$11,870
2/25	$10,933	$11,759	$11,967
3/25	$10,726	$11,560	$11,793
4/25	$10,632	$11,467	$11,677
5/25	$10,552	$11,474	$11,689
6/25	$10,614	$11,546	$11,756
7/25	$10,533	$11,522	$11,728
8/25	$10,624	$11,622	$11,818
9/25	$10,974	$11,892	$12,090
10/25	$11,123	$12,039	$12,248
11/25	$11,158	$12,067	$12,279
12/25	$11,178	$12,078	$12,297
1/26	$11,241	$12,191	$12,395
2/26	$11,407	$12,343	$12,551
3/26	$11,164	$12,056	$12,279
4/26	$11,331	$12,194	$12,438
5/26	$11,395	$12,240	$12,476
6/26	$11,505	$12,358	$12,597
7/26	$11,281	$12,129	$12,373

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	7.14%	0.34%	1.55%
Class A with 3.25% Maximum Sales Charge	3.62%	(0.33)%	1.21%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Pennsylvania Municipal Bond Index	5.50%	0.52%	2.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 174,848,850
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 665,867
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$174,848,850
# of Portfolio Holdings	143
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$665,867

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.5%
Bond Bank	3.9%
Special Tax Revenue	3.9%
Housing	4.7%
Lease Rev./Cert. of Participation	5.1%
Senior Living/Life Care	8.7%
Water and Sewer	8.8%
Hospital	10.4%
Education	13.0%
Transportation	14.1%
General Obligations	21.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.8%
B	0.4%
BB	0.9%
BBB	12.0%
A	22.9%
AA	54.9%
AAA	3.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000013147
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class C
Trading Symbol	ECPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.51%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position and security selections in bonds rated BBB and below contributed to Index-relative returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 17 to 22 years remaining to maturity contributed to returns

↓ An allocation to variable-rate demand notes — typically considered a defensive investment — detracted from returns during the period

↓ Security selections in the leasing sector detracted from returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,012	$10,013	$10,012
9/16	$9,960	$9,964	$9,953
10/16	$9,866	$9,859	$9,850
11/16	$9,558	$9,491	$9,472
12/16	$9,625	$9,603	$9,593
1/17	$9,661	$9,666	$9,651
2/17	$9,706	$9,733	$9,716
3/17	$9,710	$9,754	$9,753
4/17	$9,766	$9,825	$9,827
5/17	$9,867	$9,981	$9,987
6/17	$9,837	$9,945	$9,975
7/17	$9,872	$10,026	$10,042
8/17	$9,929	$10,102	$10,124
9/17	$9,888	$10,051	$10,057
10/17	$9,880	$10,075	$10,090
11/17	$9,817	$10,021	$10,059
12/17	$9,875	$10,126	$10,170
1/18	$9,811	$10,007	$10,041
2/18	$9,781	$9,977	$10,001
3/18	$9,806	$10,014	$10,046
4/18	$9,787	$9,978	$10,013
5/18	$9,869	$10,092	$10,130
6/18	$9,894	$10,101	$10,142
7/18	$9,910	$10,125	$10,165
8/18	$9,927	$10,151	$10,201
9/18	$9,872	$10,086	$10,137
10/18	$9,818	$10,023	$10,066
11/18	$9,888	$10,134	$10,177
12/18	$9,970	$10,256	$10,319
1/19	$10,029	$10,333	$10,401
2/19	$10,077	$10,389	$10,464
3/19	$10,170	$10,553	$10,648
4/19	$10,184	$10,592	$10,696
5/19	$10,299	$10,738	$10,849
6/19	$10,333	$10,778	$10,894
7/19	$10,390	$10,865	$10,983
8/19	$10,527	$11,036	$11,175
9/19	$10,455	$10,948	$11,083
10/19	$10,441	$10,968	$11,107
11/19	$10,451	$10,995	$11,127
12/19	$10,463	$11,029	$11,169
1/20	$10,625	$11,227	$11,378
2/20	$10,728	$11,371	$11,538
3/20	$10,420	$10,959	$11,140
4/20	$10,288	$10,821	$10,954
5/20	$10,556	$11,166	$11,308
6/20	$10,611	$11,258	$11,403
7/20	$10,749	$11,447	$11,595
8/20	$10,695	$11,393	$11,554
9/20	$10,699	$11,396	$11,590
10/20	$10,668	$11,362	$11,553
11/20	$10,805	$11,533	$11,716
12/20	$10,869	$11,603	$11,776
1/21	$10,933	$11,677	$11,890
2/21	$10,747	$11,492	$11,691
3/21	$10,785	$11,563	$11,766
4/21	$10,884	$11,660	$11,865
5/21	$10,934	$11,694	$11,906
6/21	$10,961	$11,727	$11,950
7/21	$11,048	$11,824	$12,056
8/21	$11,002	$11,780	$12,008
9/21	$10,909	$11,695	$11,923
10/21	$10,875	$11,661	$11,881
11/21	$10,963	$11,760	$11,981
12/21	$10,978	$11,779	$11,994
1/22	$10,676	$11,457	$11,674
2/22	$10,608	$11,416	$11,633
3/22	$10,294	$11,046	$11,253
4/22	$9,967	$10,740	$10,937
5/22	$10,069	$10,900	$11,062
6/22	$9,902	$10,721	$10,876
7/22	$10,127	$11,005	$11,168
8/22	$9,886	$10,763	$10,932
9/22	$9,508	$10,350	$10,493
10/22	$9,403	$10,264	$10,396
11/22	$9,891	$10,744	$10,880
12/22	$9,861	$10,775	$10,908
1/23	$10,140	$11,085	$11,238
2/23	$9,863	$10,834	$10,993
3/23	$10,084	$11,074	$11,231
4/23	$10,068	$11,049	$11,209
5/23	$9,978	$10,953	$11,101
6/23	$10,075	$11,063	$11,230
7/23	$10,085	$11,107	$11,295
8/23	$9,956	$10,947	$11,104
9/23	$9,676	$10,626	$10,792
10/23	$9,497	$10,536	$10,690
11/23	$10,131	$11,204	$11,353
12/23	$10,371	$11,465	$11,634
1/24	$10,357	$11,406	$11,588
2/24	$10,357	$11,421	$11,615
3/24	$10,343	$11,421	$11,627
4/24	$10,240	$11,279	$11,486
5/24	$10,239	$11,246	$11,450
6/24	$10,393	$11,418	$11,627
7/24	$10,470	$11,523	$11,713
8/24	$10,521	$11,613	$11,801
9/24	$10,664	$11,728	$11,921
10/24	$10,496	$11,557	$11,763
11/24	$10,682	$11,757	$11,959
12/24	$10,500	$11,586	$11,786
1/25	$10,498	$11,644	$11,870
2/25	$10,594	$11,759	$11,967
3/25	$10,394	$11,560	$11,793
4/25	$10,302	$11,467	$11,677
5/25	$10,221	$11,474	$11,689
6/25	$10,274	$11,546	$11,756
7/25	$10,180	$11,522	$11,728
8/25	$10,259	$11,622	$11,818
9/25	$10,594	$11,892	$12,090
10/25	$10,740	$12,039	$12,248
11/25	$10,754	$12,067	$12,279
12/25	$10,767	$12,078	$12,297
1/26	$10,819	$12,191	$12,395
2/26	$10,982	$12,343	$12,551
3/26	$10,737	$12,056	$12,279
4/26	$10,900	$12,194	$12,438
5/26	$10,954	$12,240	$12,476
6/26	$11,050	$12,358	$12,597
7/26	$10,828	$12,129	$12,373

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.37%	(0.40)%	0.80%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.37%	(0.40)%	0.80%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Pennsylvania Municipal Bond Index	5.50%	0.52%	2.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 174,848,850
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 665,867
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$174,848,850
# of Portfolio Holdings	143
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$665,867

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.5%
Bond Bank	3.9%
Special Tax Revenue	3.9%
Housing	4.7%
Lease Rev./Cert. of Participation	5.1%
Senior Living/Life Care	8.7%
Water and Sewer	8.8%
Hospital	10.4%
Education	13.0%
Transportation	14.1%
General Obligations	21.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.8%
B	0.4%
BB	0.9%
BBB	12.0%
A	22.9%
AA	54.9%
AAA	3.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122
C000063951
Shareholder Report [Line Items]
Fund Name	Eaton Vance Pennsylvania Municipal Income Fund
Class Name	Class I
Trading Symbol	EIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position and security selections in bonds rated BBB and below contributed to Index-relative returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 17 to 22 years remaining to maturity contributed to returns

↓ An allocation to variable-rate demand notes — typically considered a defensive investment — detracted from returns during the period

↓ Security selections in the leasing sector detracted from returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,003,058	$1,001,349	$1,001,172
9/16	$998,436	$996,352	$995,348
10/16	$989,403	$985,899	$985,004
11/16	$958,282	$949,129	$947,181
12/16	$966,988	$960,272	$959,254
1/17	$970,301	$966,603	$965,113
2/17	$975,630	$973,315	$971,618
3/17	$977,851	$975,428	$975,304
4/17	$983,279	$982,505	$982,652
5/17	$994,393	$998,099	$998,696
6/17	$991,971	$994,519	$997,500
7/17	$996,379	$1,002,565	$1,004,153
8/17	$1,003,057	$1,010,195	$1,012,363
9/17	$1,000,624	$1,005,059	$1,005,654
10/17	$999,334	$1,007,512	$1,009,003
11/17	$994,598	$1,002,117	$1,005,902
12/17	$1,000,237	$1,012,591	$1,016,998
1/18	$995,446	$1,000,670	$1,004,073
2/18	$992,981	$997,680	$1,000,144
3/18	$996,327	$1,001,363	$1,004,620
4/18	$994,986	$997,789	$1,001,285
5/18	$1,004,284	$1,009,215	$1,013,004
6/18	$1,007,617	$1,010,076	$1,014,247
7/18	$1,010,076	$1,012,527	$1,016,480
8/18	$1,012,546	$1,015,127	$1,020,076
9/18	$1,007,530	$1,008,555	$1,013,703
10/18	$1,003,700	$1,002,345	$1,006,602
11/18	$1,010,621	$1,013,439	$1,017,749
12/18	$1,020,037	$1,025,573	$1,031,879
1/19	$1,027,012	$1,033,326	$1,040,136
2/19	$1,032,733	$1,038,858	$1,046,359
3/19	$1,043,330	$1,055,280	$1,064,750
4/19	$1,045,474	$1,059,246	$1,069,593
5/19	$1,057,249	$1,073,849	$1,084,892
6/19	$1,062,805	$1,077,815	$1,089,355
7/19	$1,069,708	$1,086,501	$1,098,302
8/19	$1,083,803	$1,103,639	$1,117,501
9/19	$1,076,893	$1,094,792	$1,108,334
10/19	$1,077,414	$1,096,754	$1,110,702
11/19	$1,078,037	$1,099,497	$1,112,691
12/19	$1,081,336	$1,102,854	$1,116,915
1/20	$1,098,132	$1,122,668	$1,137,817
2/20	$1,109,943	$1,137,146	$1,153,848
3/20	$1,077,837	$1,095,898	$1,114,021
4/20	$1,065,731	$1,082,145	$1,095,432
5/20	$1,093,905	$1,116,569	$1,130,802
6/20	$1,100,646	$1,125,759	$1,140,319
7/20	$1,116,184	$1,144,719	$1,159,512
8/20	$1,112,503	$1,139,348	$1,155,391
9/20	$1,112,498	$1,139,590	$1,158,953
10/20	$1,109,988	$1,136,167	$1,155,260
11/20	$1,125,537	$1,153,312	$1,171,625
12/20	$1,134,627	$1,160,338	$1,177,553
1/21	$1,141,072	$1,167,732	$1,188,970
2/21	$1,123,057	$1,149,178	$1,169,120
3/21	$1,128,036	$1,156,266	$1,176,595
4/21	$1,138,275	$1,165,964	$1,186,511
5/21	$1,144,544	$1,169,443	$1,190,595
6/21	$1,148,274	$1,172,654	$1,195,007
7/21	$1,158,578	$1,182,379	$1,205,589
8/21	$1,154,539	$1,178,040	$1,200,809
9/21	$1,145,234	$1,169,539	$1,192,304
10/21	$1,143,769	$1,166,119	$1,188,079
11/21	$1,154,141	$1,176,046	$1,198,078
12/21	$1,155,306	$1,177,943	$1,199,362
1/22	$1,124,758	$1,145,700	$1,167,428
2/22	$1,119,400	$1,141,595	$1,163,296
3/22	$1,086,066	$1,104,588	$1,125,272
4/22	$1,052,657	$1,074,036	$1,093,728
5/22	$1,064,529	$1,089,990	$1,106,158
6/22	$1,047,106	$1,072,138	$1,087,641
7/22	$1,071,100	$1,100,466	$1,116,816
8/22	$1,048,226	$1,076,347	$1,093,179
9/22	$1,009,092	$1,035,037	$1,049,337
10/22	$998,335	$1,026,429	$1,039,648
11/22	$1,051,177	$1,074,438	$1,087,980
12/22	$1,048,603	$1,077,515	$1,090,817
1/23	$1,078,645	$1,108,466	$1,123,803
2/23	$1,050,371	$1,083,402	$1,099,326
3/23	$1,074,030	$1,107,440	$1,123,128
4/23	$1,073,065	$1,104,910	$1,120,859
5/23	$1,065,231	$1,095,335	$1,110,133
6/23	$1,075,377	$1,106,307	$1,122,978
7/23	$1,078,622	$1,110,684	$1,129,516
8/23	$1,065,213	$1,094,694	$1,110,351
9/23	$1,036,467	$1,062,610	$1,079,236
10/23	$1,017,434	$1,053,567	$1,068,996
11/23	$1,086,837	$1,120,449	$1,135,321
12/23	$1,112,781	$1,146,491	$1,163,363
1/24	$1,112,030	$1,140,635	$1,158,826
2/24	$1,112,731	$1,142,100	$1,161,451
3/24	$1,112,012	$1,142,064	$1,162,716
4/24	$1,101,323	$1,127,920	$1,148,615
5/24	$1,103,447	$1,124,611	$1,144,981
6/24	$1,119,944	$1,141,849	$1,162,704
7/24	$1,129,329	$1,152,257	$1,171,297
8/24	$1,135,830	$1,161,344	$1,180,098
9/24	$1,152,615	$1,172,822	$1,192,106
10/24	$1,134,631	$1,155,721	$1,176,331
11/24	$1,156,221	$1,175,685	$1,195,886
12/24	$1,138,147	$1,158,569	$1,178,556
1/25	$1,137,335	$1,164,376	$1,187,000
2/25	$1,150,219	$1,175,920	$1,196,680
3/25	$1,128,734	$1,155,992	$1,179,275
4/25	$1,119,124	$1,146,678	$1,167,726
5/25	$1,110,932	$1,147,415	$1,168,903
6/25	$1,117,625	$1,154,558	$1,175,591
7/25	$1,109,332	$1,152,226	$1,172,766
8/25	$1,119,052	$1,162,241	$1,181,786
9/25	$1,155,997	$1,189,156	$1,208,963
10/25	$1,171,796	$1,203,905	$1,224,835
11/25	$1,175,696	$1,206,666	$1,227,939
12/25	$1,178,036	$1,207,753	$1,229,653
1/26	$1,183,266	$1,219,087	$1,239,532
2/26	$1,202,454	$1,234,281	$1,255,128
3/26	$1,177,110	$1,205,613	$1,227,922
4/26	$1,194,905	$1,219,418	$1,243,757
5/26	$1,201,875	$1,223,971	$1,247,636
6/26	$1,213,567	$1,235,768	$1,259,747
7/26	$1,190,805	$1,212,892	$1,237,262

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	7.34%	0.55%	1.76%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Pennsylvania Municipal Bond Index	5.50%	0.52%	2.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 174,848,850
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 665,867
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$174,848,850
# of Portfolio Holdings	143
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$665,867

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.5%
Bond Bank	3.9%
Special Tax Revenue	3.9%
Housing	4.7%
Lease Rev./Cert. of Participation	5.1%
Senior Living/Life Care	8.7%
Water and Sewer	8.8%
Hospital	10.4%
Education	13.0%
Transportation	14.1%
General Obligations	21.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.8%
B	0.4%
BB	0.9%
BBB	12.0%
A	22.9%
AA	54.9%
AAA	3.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Updated Prospectus Phone Number	1-800-262-1122